John Hancock
International Small Company Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 98.2%		$515,605,175
(Cost $434,712,384)
Australia 6.9%		36,409,668
Accent Group, Ltd.	117,141	189,043
Acrow, Ltd.	24,810	17,505
Adairs, Ltd.	51,697	89,940
Ainsworth Game Technology, Ltd. (A)	47,462	23,234
Alkane Resources, Ltd. (A)	124,706	40,387
Alliance Aviation Services, Ltd. (A)	34,460	62,538
AMA Group, Ltd. (A)(B)	1,323,084	50,976
Amotiv, Ltd.	39,588	269,770
AMP, Ltd.	590,441	602,454
Amplitude Energy, Ltd. (A)	756,946	89,031
Ansell, Ltd.	36,256	786,572
Appen, Ltd. (A)	41,879	65,409
Arafura Rare Earths, Ltd. (A)	500,207	39,242
ARB Corp., Ltd.	23,559	654,758
ARN Media, Ltd.	83,708	38,978
AUB Group, Ltd.	27,599	591,667
Audinate Group, Ltd. (A)	15,970	92,439
Aurelia Metals, Ltd. (A)	385,036	42,881
Aussie Broadband, Ltd.	63,580	156,704
Austal, Ltd. (A)	96,264	200,857
Austin Engineering, Ltd.	64,891	22,893
Australian Agricultural Company, Ltd. (A)	55,173	49,252
Australian Clinical Labs, Ltd.	31,607	71,596
Australian Ethical Investment, Ltd.	13,293	43,837
Australian Finance Group, Ltd.	65,518	65,669
Australian Strategic Materials, Ltd. (A)	34,776	10,687
Australian Vintage, Ltd. (A)	35,794	3,280
Auswide Bank, Ltd.	6,606	19,404
AVJennings, Ltd. (A)	63,391	25,658
AVZ Minerals, Ltd. (A)(C)	322,880	86,240
Baby Bunting Group, Ltd.	41,046	47,357
Bank of Queensland, Ltd.	147,279	664,063
Bannerman Energy, Ltd. (A)	13,316	23,794
Bapcor, Ltd.	88,683	261,676
Beach Energy, Ltd.	389,341	313,039
Beacon Lighting Group, Ltd. (B)	19,652	37,895
Bega Cheese, Ltd.	77,514	267,907
Bell Financial Group, Ltd.	43,704	36,921
Bellevue Gold, Ltd. (A)	245,750	206,108
Boss Energy, Ltd. (A)	110,508	196,692
Bravura Solutions, Ltd. (A)	79,049	79,644
Breville Group, Ltd.	27,013	594,029
Brickworks, Ltd.	18,642	320,125
Capitol Health, Ltd.	292,400	69,659
Capral, Ltd.	7,205	46,829
Capricorn Metals, Ltd. (A)	86,496	367,965
Carnarvon Energy, Ltd. (A)	422,815	45,564
Cash Converters International, Ltd.	122,755	18,821
Catapult Group International, Ltd. (A)	16,337	39,325
Cedar Woods Properties, Ltd.	19,145	71,513
Cettire, Ltd. (A)	33,440	26,404
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Challenger, Ltd.	65,152	$265,390
Champion Iron, Ltd.	62,349	234,402
Chrysos Corp., Ltd. (A)	2,323	7,191
Civmec Australia, Ltd.	18,700	15,647
ClearView Wealth, Ltd.	34,533	7,326
Clinuvel Pharmaceuticals, Ltd.	9,854	84,636
Clover Corp., Ltd.	51,463	16,279
Coast Entertainment Holdings, Ltd. (A)	150,506	42,292
Codan, Ltd.	27,916	285,868
COG Financial Services, Ltd.	22,100	12,970
Cogstate, Ltd. (A)	16,116	10,525
Collins Foods, Ltd.	32,079	180,291
Core Lithium, Ltd. (A)(B)	89,718	5,355
Coronado Global Resources, Inc., CHESS Depositary Interest (D)	50,218	30,458
Corporate Travel Management, Ltd.	30,649	287,812
Credit Corp. Group, Ltd.	19,524	227,045
Danakali, Ltd.	17,023	1,801
Data#3, Ltd.	39,590	201,726
De Grey Mining, Ltd. (A)	299,686	298,804
Deep Yellow, Ltd. (A)	146,917	115,764
Deterra Royalties, Ltd.	54,755	134,463
Dicker Data, Ltd.	18,910	105,161
Domain Holdings Australia, Ltd.	64,147	120,988
Domino’s Pizza Enterprises, Ltd.	12,104	258,243
Downer EDI, Ltd.	156,303	588,444
Duratec, Ltd. (B)	14,208	14,120
Eagers Automotive, Ltd.	37,330	275,525
Elders, Ltd.	44,945	229,220
Elders, Ltd., Entitlement Offer (A)	8,900	45,390
Emeco Holdings, Ltd. (A)	78,217	44,921
Emerald Resources NL (A)	121,535	288,586
EML Payments, Ltd. (A)	79,307	52,353
Energy World Corp., Ltd. (A)	328,859	4,301
Enero Group, Ltd.	10,415	7,979
EQT Holdings, Ltd.	7,968	165,059
Eureka Group Holdings, Ltd.	27,360	10,543
Euroz Hartleys Group, Ltd.	45,960	25,966
EVT, Ltd.	24,156	180,837
Fiducian Group, Ltd.	1,107	6,446
Finbar Group, Ltd.	42,434	23,368
Firefinch, Ltd. (A)(B)(C)	160,759	20,971
FleetPartners Group, Ltd. (A)	75,127	155,588
Fleetwood, Ltd.	32,879	42,504
Flight Centre Travel Group, Ltd.	43,904	502,687
Frontier Digital Ventures, Ltd. (A)	57,371	14,973
G8 Education, Ltd.	204,679	180,974
Generation Development Group, Ltd.	24,968	61,537
Gold Road Resources, Ltd.	289,933	354,140
GR Engineering Services, Ltd.	6,821	10,290
GrainCorp, Ltd., Class A	53,166	271,526
Grange Resources, Ltd.	168,885	28,141
GWA Group, Ltd.	59,052	89,490
Hansen Technologies, Ltd.	49,555	188,125
Harvey Norman Holdings, Ltd.	36,188	112,745
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Healius, Ltd. (A)	184,568	$166,952
Helia Group, Ltd.	80,869	236,811
Helloworld Travel, Ltd.	23,085	30,932
Horizon Oil, Ltd.	11,332	1,443
HUB24, Ltd.	19,249	950,148
Humm Group, Ltd.	139,701	59,348
IDP Education, Ltd. (B)	31,720	265,437
IGO, Ltd.	23,160	73,705
Iluka Resources, Ltd.	50,745	185,670
Imdex, Ltd.	150,285	251,779
Immutep, Ltd. (A)	78,611	16,711
Incitec Pivot, Ltd.	28,056	58,922
Infomedia, Ltd.	100,310	90,334
Inghams Group, Ltd.	93,043	188,579
Insignia Financial, Ltd.	137,750	283,455
Integral Diagnostics, Ltd.	61,568	117,466
Ioneer, Ltd. (A)(B)	466,451	64,217
IPH, Ltd.	64,058	211,491
IRESS, Ltd. (A)	9,971	60,653
IVE Group, Ltd.	31,357	44,024
Johns Lyng Group, Ltd. (B)	56,477	154,584
Jumbo Interactive, Ltd.	11,374	103,872
Jupiter Mines, Ltd.	308,045	30,206
Karoon Energy, Ltd.	214,336	186,506
Kelsian Group, Ltd. (B)	44,756	114,313
Kogan.com, Ltd.	15,957	52,146
Lendlease Corp., Ltd.	108,319	508,102
Liberty Financial Group, Ltd.	3,600	7,407
Lifestyle Communities, Ltd.	28,563	168,955
Lovisa Holdings, Ltd.	16,636	320,634
Lycopodium, Ltd.	4,375	28,864
MA Financial Group, Ltd. (B)	20,932	84,977
Macmahon Holdings, Ltd.	496,385	118,373
Macquarie Technology Group, Ltd. (A)	1,712	98,305
Mader Group, Ltd.	4,772	18,522
Magellan Financial Group, Ltd.	30,628	219,303
MaxiPARTS, Ltd.	7,884	9,411
Mayne Pharma Group, Ltd. (A)	20,785	69,309
McMillan Shakespeare, Ltd.	13,928	137,199
Megaport, Ltd. (A)	26,696	138,102
Mesoblast, Ltd. (A)(B)	120,980	140,267
Metals X, Ltd. (A)	195,027	51,699
Metcash, Ltd.	251,179	512,266
Michael Hill International, Ltd.	16,258	6,108
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	16,637
Monadelphous Group, Ltd.	23,292	194,644
Monash IVF Group, Ltd.	106,644	83,592
Mount Gibson Iron, Ltd. (A)	210,281	41,873
Myer Holdings, Ltd.	160,851	111,609
MyState, Ltd.	29,830	80,130
Nanosonics, Ltd. (A)	60,872	130,077
Navigator Global Investments, Ltd.	51,211	56,607
Netwealth Group, Ltd.	17,175	346,181
New Hope Corp., Ltd.	137,643	423,175
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
nib holdings, Ltd.	117,095	$434,675
Nick Scali, Ltd.	21,750	200,301
Nickel Industries, Ltd.	334,194	197,416
Nine Entertainment Company Holdings, Ltd.	279,774	230,028
Novonix, Ltd. (A)(B)	46,257	22,444
Novonix, Ltd. (A)	6,942	3,368
NRW Holdings, Ltd.	109,290	279,152
Nufarm, Ltd.	90,848	226,371
Nuix, Ltd. (A)	20,884	91,626
Objective Corp., Ltd.	4,348	49,633
OceanaGold Corp.	186,648	582,588
OFX Group, Ltd. (A)	69,741	60,365
Omni Bridgeway, Ltd. (A)	82,611	55,453
oOh!media, Ltd.	154,139	126,399
Orora, Ltd.	151,774	241,486
Pacific Current Group, Ltd.	16,873	119,369
Pacific Smiles Group, Ltd.	11,867	15,102
Paladin Energy, Ltd. (A)	36,601	182,847
Panoramic Resources, Ltd. (A)(C)	663,014	15,136
Pantoro, Ltd. (A)	875,516	57,321
Peet, Ltd.	115,617	113,185
Peninsula Energy, Ltd. (A)	11,300	7,260
PeopleIN, Ltd.	17,624	10,473
Perenti, Ltd.	186,413	151,065
Perpetual, Ltd.	19,893	282,089
Perseus Mining, Ltd.	355,176	614,745
PEXA Group, Ltd. (A)	29,724	253,994
Platinum Asset Management, Ltd.	119,322	82,211
Praemium, Ltd.	110,359	50,425
Premier Investments, Ltd.	18,551	421,323
Propel Funeral Partners, Ltd.	10,280	40,000
PWR Holdings, Ltd.	22,435	126,534
Ramelius Resources, Ltd.	281,582	387,361
ReadyTech Holdings, Ltd. (A)	11,234	21,279
Regis Healthcare, Ltd.	40,833	178,302
Regis Resources, Ltd. (A)	193,957	325,546
Resolute Mining, Ltd. (A)	551,907	157,284
Retail Food Group, Ltd. (A)	331,273	15,567
Ridley Corp., Ltd.	69,410	126,470
RPMGlobal Holdings, Ltd. (A)	61,685	125,840
Sandfire Resources, Ltd. (A)	120,207	819,305
Select Harvests, Ltd. (A)	40,802	98,321
Servcorp, Ltd.	13,949	44,171
Service Stream, Ltd.	161,772	172,366
Seven West Media, Ltd. (A)	199,696	19,558
SG Fleet Group, Ltd.	32,488	70,244
Shaver Shop Group, Ltd.	21,893	18,713
Sigma Healthcare, Ltd.	396,204	748,480
Silver Mines, Ltd. (A)	104,954	7,205
Sims, Ltd.	24,128	207,331
SmartGroup Corp., Ltd.	34,001	173,779
SolGold PLC (A)	193,333	18,695
Solvar, Ltd.	46,461	41,565
Southern Cross Electrical Engineering, Ltd.	43,054	43,292
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Southern Cross Media Group, Ltd.	84,254	$29,995
SRG Global, Ltd.	109,203	94,546
St. Barbara, Ltd. (A)	279,371	62,187
Stanmore Resources, Ltd.	12,261	26,597
Strandline Resources, Ltd. (A)(B)(C)	154,105	9,549
Strickland Metals, Ltd. (A)	150,932	7,891
Strike Energy, Ltd. (A)(B)	119,467	16,023
Super Retail Group, Ltd.	43,131	415,919
Superloop, Ltd. (A)	108,432	155,905
Syrah Resources, Ltd. (A)(B)	182,876	26,388
Tabcorp Holdings, Ltd.	586,760	205,737
Temple & Webster Group, Ltd. (A)	3,767	29,135
Ten Sixty Four, Ltd. (A)(C)	77,809	28,928
Terracom, Ltd.	98,531	12,564
The Reject Shop, Ltd.	7,826	14,661
The Star Entertainment Group, Ltd. (A)(B)	546,260	69,895
Tuas, Ltd. (A)	23,829	86,948
Tyro Payments, Ltd. (A)	105,098	61,902
Vault Minerals, Ltd. (A)	534,593	122,616
Ventia Services Group Pty, Ltd.	107,359	319,610
Viva Energy Group, Ltd. (D)	155,031	265,000
WEB Travel Group, Ltd. (A)	95,453	322,179
Webjet Group, Ltd. (A)	95,453	52,920
West African Resources, Ltd. (A)	282,147	280,484
Westgold Resources, Ltd.	135,325	252,459
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)(B)	100,694	188,075
Whitehaven Coal, Ltd.	66,979	288,640
Wiluna Mining Corp., Ltd. (A)(C)	10,005	268
Xanadu Mines, Ltd. (A)	6,468	211
Zip Company, Ltd. (A)	218,204	489,929
Austria 1.3%		6,665,527
Addiko Bank AG (A)	1,199	24,738
Agrana Beteiligungs AG	2,985	34,559
ams-OSRAM AG (A)	6,607	42,647
ANDRITZ AG	15,788	883,508
AT&S Austria Technologie & Systemtechnik AG (A)(B)	4,648	64,930
BAWAG Group AG (A)(D)	19,397	1,539,768
CA Immobilien Anlagen AG (B)	9,901	250,202
DO & Company AG (A)	1,700	287,226
Eurotelesites AG (A)	8,126	41,241
EVN AG	9,287	240,411
Fabasoft AG	1,301	24,104
FACC AG (A)(B)	6,411	42,194
IMMOFINANZ AG (A)	6,983	116,664
Kapsch TrafficCom AG (A)	2,742	18,835
Kontron AG	11,289	204,951
Lenzing AG (A)(B)	4,436	137,857
Mayr Melnhof Karton AG	1,864	140,156
Oesterreichische Post AG (B)	5,671	172,687
Palfinger AG	3,681	75,618
Porr AG	4,155	70,784
RHI Magnesita NV	1,577	62,067
Rosenbauer International AG (A)	1,040	38,636
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG	2,142	$66,185
Semperit AG Holding (B)	2,367	28,845
Strabag SE, Bearer Shares	320	13,055
Telekom Austria AG	35,074	290,776
UBM Development AG (A)	1,455	26,155
UNIQA Insurance Group AG	27,555	209,684
Vienna Insurance Group AG	8,611	264,465
voestalpine AG	26,817	519,696
Wienerberger AG	24,489	690,269
Zumtobel Group AG	8,422	42,614
Belgium 1.6%		8,186,621
Ackermans & van Haaren NV	5,466	1,086,689
Ageas SA/NV	12,881	651,105
AGFA-Gevaert NV (A)	32,206	26,189
Atenor (A)	5,240	22,103
Azelis Group NV	9,928	194,106
Barco NV (B)	16,205	173,653
Bekaert SA	9,190	318,893
bpost SA	25,672	51,558
Cie d’Entreprises CFE	2,358	14,984
Colruyt Group N.V	12,147	551,376
Deceuninck NV	22,742	55,522
Deme Group NV	2,044	314,716
Econocom Group SA/NV	22,355	47,166
Elia Group SA/NV	3,239	303,620
EVS Broadcast Equipment SA	4,231	127,713
Fagron	17,696	349,939
Galapagos NV (A)	8,782	242,794
Gimv NV (B)	5,512	236,571
Greenyard NV	986	5,377
Immobel SA	1,341	23,549
Ion Beam Applications	4,516	66,548
Jensen-Group NV	1,485	68,369
Kinepolis Group NV	3,114	121,307
Lotus Bakeries NV	62	746,312
Melexis NV	4,694	282,206
Ontex Group NV (A)(B)	16,650	140,496
Orange Belgium SA (A)	4,464	70,029
Proximus SADP	34,603	224,673
Recticel SA	11,088	128,098
Sipef NV	1,695	101,620
Solvay SA	18,044	626,186
Tessenderlo Group SA	6,238	146,534
Umicore SA	18,881	204,430
Van de Velde NV	2,367	72,517
VGP NV	2,286	191,109
Viohalco SA	18,237	101,940
What’s Cooking BV	191	21,264
X-Fab Silicon Foundries SE (A)(D)	15,832	75,360
Bermuda 0.2%		1,072,359
Borr Drilling, Ltd. (A)	3,390	12,611
Hiscox, Ltd.	78,654	1,050,773
Northern Ocean, Ltd. (A)(B)	11,312	8,975
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Cambodia 0.0%		$139,646
NagaCorp, Ltd. (A)	352,534	139,646
Canada 11.0%		57,529,543
5N Plus, Inc. (A)	23,389	108,421
Acadian Timber Corp.	3,534	44,716
ADENTRA, Inc.	2,622	77,140
ADF Group, Inc.	4,486	28,069
Advantage Energy, Ltd. (A)	43,806	283,008
Aecon Group, Inc.	19,301	397,586
Africa Oil Corp.	25,325	35,454
Ag Growth International, Inc.	4,425	166,406
AGF Management, Ltd., Class B	17,693	141,286
Aimia, Inc. (A)(B)	22,533	42,006
Air Canada (A)	21,014	373,511
Alaris Equity Partners Income Trust	1,313	18,466
Algoma Central Corp. (B)	5,552	59,484
Algonquin Power & Utilities Corp. (B)	97,163	481,634
Altius Minerals Corp.	11,308	214,683
Altus Group, Ltd.	9,336	396,966
Amerigo Resources, Ltd.	40,400	49,344
Andlauer Healthcare Group, Inc.	4,296	132,941
Andrew Peller, Ltd., Class A (B)	11,193	31,939
Aritzia, Inc. (A)	22,707	760,657
Ascot Resources, Ltd. (A)	44,475	7,227
Atco, Ltd., Class I	18,088	632,799
Athabasca Oil Corp. (A)	150,957	552,591
ATS Corp. (A)	19,791	646,436
Aurora Cannabis, Inc. (A)	1,116	5,078
AutoCanada, Inc. (A)(B)	6,682	89,488
B2Gold Corp.	301,904	872,256
Badger Infrastructure Solutions, Ltd.	11,458	310,010
Ballard Power Systems, Inc. (A)(B)	48,471	72,011
Bausch Health Companies, Inc. (A)	59,355	498,564
Bausch Health Companies, Inc. (New York Stock Exchange) (A)	5,285	44,235
Baytex Energy Corp. (B)	60,045	171,122
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	69,493	262,575
Bird Construction, Inc.	15,285	338,223
Bitfarms, Ltd. (A)(B)	54,500	117,560
Black Diamond Group, Ltd.	14,617	91,979
BMTC Group, Inc.	4,096	38,618
Bonterra Energy Corp. (A)(B)	1,314	3,191
Boralex, Inc., Class A	21,896	468,714
Boyd Group Services, Inc.	4,839	746,562
BRP, Inc.	742	36,158
Calian Group, Ltd.	3,239	110,423
Calibre Mining Corp. (A)	9,615	17,066
Canaccord Genuity Group, Inc. (B)	26,036	201,214
Canada Goose Holdings, Inc. (A)	10,394	98,220
Canadian Western Bank	27,799	1,203,257
Canfor Corp. (A)	15,627	200,353
Capital Power Corp.	28,743	1,274,707
Capstone Copper Corp. (A)	135,502	928,639
Cardinal Energy, Ltd. (B)	32,763	153,981
Cargojet, Inc.	540	46,111
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Cascades, Inc.	22,215	$191,201
Celestica, Inc. (A)	18,954	1,617,125
Centerra Gold, Inc.	49,616	299,103
CES Energy Solutions Corp.	82,664	570,952
China Gold International Resources Corp., Ltd. (A)	90,882	459,587
CI Financial Corp.	19,380	429,805
Cipher Pharmaceuticals, Inc. (A)	2,400	25,628
Cogeco Communications, Inc.	3,530	174,956
Cogeco, Inc.	792	34,507
Computer Modelling Group, Ltd.	26,233	192,618
Conifex Timber, Inc. (A)	4,700	1,527
Converge Technology Solutions Corp.	11,048	26,278
Corby Spirit and Wine, Ltd.	3,644	32,691
Cronos Group, Inc. (A)	38,782	80,667
Culico Metals, Inc. (A)(B)	11,968	983
Definity Financial Corp.	11,116	463,918
Denison Mines Corp. (A)	167,278	395,479
Dentalcorp Holdings, Ltd. (A)	1,097	7,107
Dexterra Group, Inc.	10,134	53,057
Doman Building Materials Group, Ltd.	22,255	155,620
Dorel Industries, Inc., Class B (A)	8,944	28,109
DREAM Unlimited Corp., Class A	7,615	136,793
Dundee Precious Metals, Inc.	50,333	470,597
Dye & Durham, Ltd.	5,618	82,261
Dynacor Group, Inc.	9,900	41,932
E-L Financial Corp., Ltd.	574	586,279
Eldorado Gold Corp. (A)	55,459	886,916
Endeavour Silver Corp. (A)(B)	21,691	91,099
Enerflex, Ltd. (B)	26,535	242,787
Enghouse Systems, Ltd.	11,778	244,301
Ensign Energy Services, Inc. (A)	38,538	81,753
EQB, Inc.	8,012	645,286
Equinox Gold Corp. (A)	76,791	432,757
ERO Copper Corp. (A)	20,756	316,369
Evertz Technologies, Ltd.	7,017	61,246
Exchange Income Corp. (B)	5,291	214,391
Exco Technologies, Ltd.	7,690	45,424
Extendicare, Inc. (B)	20,060	151,448
Fiera Capital Corp. (B)	22,079	153,444
Finning International, Inc.	38,284	1,038,553
Firan Technology Group Corp. (A)	3,200	16,891
Firm Capital Mortgage Investment Corp.	7,600	63,946
First Majestic Silver Corp. (B)	70,199	429,703
First Majestic Silver Corp. (New York Stock Exchange) (B)	3,855	23,554
First Mining Gold Corp. (A)(B)	127,000	11,792
First National Financial Corp.	4,698	148,418
Fission Uranium Corp. (A)	104,186	62,509
Fortuna Mining Corp. (A)	77,243	369,926
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	28,309	281,563
Frontera Energy Corp.	11,520	66,567
Galiano Gold, Inc. (A)(B)	31,531	45,043
Gamehost, Inc.	6,100	46,925
GDI Integrated Facility Services, Inc. (A)	3,700	95,668
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Gear Energy, Ltd. (B)	35,000	$13,250
Gibson Energy, Inc.	39,059	662,863
goeasy, Ltd.	3,130	386,519
GoGold Resources, Inc. (A)	53,900	49,086
GoldMoney, Inc. (A)	3,599	21,285
Gran Tierra Energy, Inc. (A)(B)	10,213	70,321
Guardian Capital Group, Ltd., Class A	5,100	153,760
Haivision Systems, Inc. (A)	3,200	11,657
Hammond Manufacturing Company, Ltd., Class A (B)	1,100	8,069
Hanfeng Evergreen, Inc. (A)(C)	3,700	0
Headwater Exploration, Inc.	60,968	300,039
Heroux-Devtek, Inc. (A)	7,892	178,578
High Liner Foods, Inc.	5,793	63,721
HLS Therapeutics, Inc. (A)	2,600	6,593
Hudbay Minerals, Inc.	87,503	783,124
IAMGOLD Corp. (A)	119,694	658,293
Imperial Metals Corp. (A)(B)	22,308	34,257
Information Services Corp.	4,400	85,608
Innergex Renewable Energy, Inc.	39,841	246,436
InPlay Oil Corp. (B)	8,571	11,019
Interfor Corp. (A)	13,729	199,456
International Petroleum Corp. (A)	1,489	16,857
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	22,456	255,925
Jamieson Wellness, Inc. (D)	11,563	299,223
Journey Energy, Inc. (A)	6,200	9,433
K92 Mining, Inc. (A)	17,489	112,550
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	86,292
Kelt Exploration, Ltd. (A)	43,100	207,027
Kinaxis, Inc. (A)	626	82,142
Knight Therapeutics, Inc. (A)	19,818	74,315
KP Tissue, Inc. (B)	5,100	30,417
Labrador Iron Ore Royalty Corp.	16,867	358,050
Largo, Inc. (A)(B)	6,650	14,012
Lassonde Industries, Inc., Class A	1,000	126,096
Laurentian Bank of Canada (B)	10,781	228,395
Leon’s Furniture, Ltd.	6,254	119,804
Lightspeed Commerce, Inc. (A)	26,860	504,950
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	10,516	457,129
Lucara Diamond Corp. (A)	124,430	45,326
Lundin Gold, Inc.	24,400	562,574
MAG Silver Corp. (A)	1,117	17,137
Magellan Aerospace Corp.	6,583	50,734
Mainstreet Equity Corp.	1,407	200,902
Major Drilling Group International, Inc. (A)	21,136	128,397
Mandalay Resources Corp. (A)	8,000	20,799
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	18,368	299,781
Martinrea International, Inc.	17,232	123,451
Mattr Corp. (A)	18,609	171,197
MDA Space, Ltd. (A)	14,938	286,159
Medical Facilities Corp.	6,830	76,079
MEG Energy Corp.	33,922	611,786
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Melcor Developments, Ltd.	4,800	$45,221
Methanex Corp.	15,437	723,308
Morguard Corp.	949	81,089
MTY Food Group, Inc.	5,515	187,306
Mullen Group, Ltd.	21,970	243,544
Neo Performance Materials, Inc.	3,800	21,686
New Gold, Inc. (A)	199,801	550,860
NFI Group, Inc. (A)	10,378	107,483
North American Construction Group, Ltd.	7,037	142,444
Northland Power, Inc.	32,606	469,393
NuVista Energy, Ltd. (A)	38,105	370,150
Obsidian Energy, Ltd. (A)	2,964	17,064
Obsidian Energy, Ltd. (NYSE American Exchange) (A)	2,500	14,400
Onex Corp.	9,183	748,388
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	8,800	13,325
Organigram Holdings, Inc. (Nasdaq Exchange) (A)	5,900	8,909
Orla Mining, Ltd. (A)	24,669	118,055
Orla Mining, Ltd. (NYSE American Exchange) (A)	11,612	55,389
Osisko Gold Royalties, Ltd.	42,683	827,411
Paramount Resources, Ltd., Class A (B)	19,405	436,458
Parex Resources, Inc.	25,904	275,868
Parkland Corp.	26,458	689,584
Pason Systems, Inc.	22,555	228,120
Pet Valu Holdings, Ltd.	1,618	31,700
Peyto Exploration & Development Corp. (B)	54,568	646,608
PHX Energy Services Corp.	11,019	76,265
Pine Cliff Energy, Ltd. (B)	23,500	14,771
Pizza Pizza Royalty Corp.	7,276	69,120
Polaris Renewable Energy, Inc.	5,843	55,465
Pollard Banknote, Ltd.	3,690	66,549
PrairieSky Royalty, Ltd.	59,494	1,266,752
Precision Drilling Corp. (A)	3,654	230,846
Premium Brands Holdings Corp.	11,007	621,087
Propel Holdings, Inc.	3,388	92,779
Quarterhill, Inc. (A)(B)	40,708	47,976
Quebecor, Inc., Class B	13,395	315,441
Questerre Energy Corp., Class A (A)	41,900	7,482
Real Matters, Inc. (A)	2,375	11,654
Richelieu Hardware, Ltd.	12,354	362,489
Rogers Sugar, Inc.	27,811	121,768
Russel Metals, Inc.	16,286	533,173
Sandstorm Gold, Ltd.	30,880	179,098
Savaria Corp.	15,677	237,162
Seabridge Gold, Inc. (A)	10,751	154,655
Secure Energy Services, Inc.	90,776	1,035,134
Sienna Senior Living, Inc.	19,181	231,671
SilverCrest Metals, Inc. (A)	27,759	281,744
Softchoice Corp.	1,800	30,220
Source Energy Services, Ltd. (A)	600	7,148
Spartan Delta Corp. (A)	3,941	9,965
Spin Master Corp. (D)	8,854	207,556
Sprott, Inc.	6,799	301,136
Stella-Jones, Inc.	13,816	704,788
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
StorageVault Canada, Inc.	14,423	$41,516
Strathcona Resources, Ltd. (A)(B)	856	19,516
Superior Plus Corp. (B)	53,057	252,580
Supremex, Inc. (B)	4,000	11,542
Surge Energy, Inc.	3,600	14,631
Taiga Building Products, Ltd. (A)	5,000	13,392
Tamarack Valley Energy, Ltd. (B)	99,174	315,220
Taseko Mines, Ltd. (A)	83,151	171,641
TELUS Corp.	11,051	171,876
TerraVest Industries, Inc.	1,900	155,129
The North West Company, Inc.	12,730	467,538
Tidewater Midstream and Infrastructure, Ltd. (A)(B)	82,265	7,932
Tilray Brands, Inc. (A)	320	432
Timbercreek Financial Corp. (B)	24,474	134,427
Topaz Energy Corp.	11,526	229,853
Torex Gold Resources, Inc. (A)	23,138	488,029
Total Energy Services, Inc.	11,406	95,318
Touchstone Exploration, Inc. (A)(B)	10,000	3,857
TransAlta Corp.	45,091	507,578
Transcontinental, Inc., Class A	19,292	234,252
Trican Well Service, Ltd.	57,126	198,098
Triple Flag Precious Metals Corp.	8,780	146,809
Trisura Group, Ltd. (A)	9,193	266,719
Vecima Networks, Inc.	1,797	22,115
Veren, Inc.	109,396	581,341
Veren, Inc. (New York Stock Exchange)	20,800	110,240
Vermilion Energy, Inc.	12,694	130,109
VersaBank	4,100	73,329
VerticalScope Holdings, Inc. (A)	1,900	12,960
Victoria Gold Corp. (A)(C)	333	97
Vitalhub Corp. (A)	8,971	71,765
Wajax Corp.	6,547	110,313
Wall Financial Corp. (A)	1,600	20,799
Well Health Technologies Corp. (A)	26,003	107,537
Wesdome Gold Mines, Ltd. (A)	43,261	376,048
Western Forest Products, Inc. (A)	86,142	27,995
Westshore Terminals Investment Corp.	8,404	145,144
Whitecap Resources, Inc. (B)	103,072	750,190
Winpak, Ltd.	7,636	263,651
Yellow Pages, Ltd. (B)	2,380	18,767
Zenith Capital Corp. (A)	5,300	583
Chile 0.0%		10,880
Marimaca Copper Corp. (A)	3,200	10,880
China 0.0%		59,833
Bund Center Investment, Ltd.	55,500	15,084
Fosun Tourism Group (A)(D)	36,000	18,745
KRP Development Holdings, Ltd.	45,000	3,377
Xingye Alloy Materials Group, Ltd. (A)	176,000	22,627
Cyprus 0.0%		75,733
Atalaya Mining PLC	15,745	71,337
SD Standard ETC PLC	28,377	4,396
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Denmark 2.7%		$13,987,228
ALK-Abello A/S (A)	34,093	784,255
Alm Brand A/S	191,699	371,787
Ambu A/S, Class B (A)	34,013	536,392
Bang & Olufsen A/S (A)	32,663	45,263
Bavarian Nordic A/S (A)(B)	15,611	429,147
Better Collective A/S (A)	8,719	100,382
CBrain A/S	2,162	64,032
Chemometec A/S	2,629	177,181
Columbus A/S (B)	26,124	39,446
D/S Norden A/S	6,126	185,763
Demant A/S (A)	4,798	183,720
Dfds A/S	6,768	135,582
FLSmidth & Company A/S (B)	13,263	725,558
Fluegger Group A/S	225	10,582
GN Store Nord A/S (A)(B)	22,821	439,046
H Lundbeck A/S	71,369	445,339
H Lundbeck A/S, A Shares	2,286	11,744
H+H International A/S, Class B (A)	4,376	49,234
Harboes Bryggeri A/S, Class B (B)	1,452	35,547
INVISIO AB	2,530	65,474
ISS A/S (B)	30,809	560,525
Jeudan A/S	3,010	87,870
Jyske Bank A/S	11,236	792,716
Matas A/S	10,074	178,645
MT Hoejgaard Holding A/S (A)	339	13,056
Netcompany Group A/S (A)(D)	8,957	447,535
Nilfisk Holding A/S (A)	3,077	46,381
NKT A/S (A)	13,499	1,042,944
NNIT A/S (A)(B)(D)	3,555	47,173
North Media AS (B)	2,487	17,549
NTG Nordic Transport Group A/S (A)(B)	1,517	61,328
Parken Sport & Entertainment A/S	1,870	32,347
Per Aarsleff Holding A/S	4,640	303,186
Ringkjoebing Landbobank A/S	7,000	1,142,637
ROCKWOOL A/S, A Shares	272	100,400
ROCKWOOL A/S, B Shares	1,103	403,322
Royal Unibrew A/S	12,742	961,810
RTX A/S (A)	2,997	26,753
Scandinavian Tobacco Group A/S (D)	10,824	146,015
Schouw & Company A/S	3,259	257,356
Solar A/S, B Shares	1,288	56,182
SP Group A/S	1,662	71,671
Spar Nord Bank A/S	17,890	352,750
Sparekassen Sjaelland-Fyn A/S	3,904	117,969
Sydbank A/S	14,528	722,406
TCM Group A/S (A)	1,441	13,150
Tivoli A/S	691	66,453
UIE PLC	5,673	251,010
Vestjysk Bank A/S	25,591	14,796
Zealand Pharma A/S (A)	7,875	815,819
Faeroe Islands 0.0%		31,990
Foroya Banki P/F	1,415	31,990
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Finland 2.4%		$12,417,252
Aktia Bank OYJ	12,174	117,646
Alma Media OYJ	11,325	138,813
Anora Group OYJ	2,753	8,524
Apetit OYJ	1,524	21,982
Aspo OYJ	5,505	29,561
Atria OYJ	4,132	47,601
Bittium OYJ	10,462	73,826
Cargotec OYJ, B Shares	8,816	490,215
Citycon OYJ (A)	17,125	62,585
Digia OYJ	7,562	50,980
Elisa OYJ	15,396	697,625
Enento Group OYJ (D)	5,000	96,220
EQ OYJ	1,165	15,540
Finnair OYJ (A)(B)	29,834	67,605
Fiskars OYJ ABP	7,523	115,579
F-Secure OYJ	18,504	36,457
Gofore OYJ	789	18,177
Harvia OYJ	3,456	159,865
Huhtamaki OYJ	21,895	790,683
Ilkka OYJ	9,901	32,544
Incap OYJ (A)	2,230	22,916
Kalmar OYJ, B Shares (A)	8,816	297,550
Kamux Corp. (B)	8,572	28,896
Kemira OYJ	23,566	463,347
Kesko OYJ, A Shares	8,825	174,442
Kesko OYJ, B Shares	35,868	713,124
Kojamo OYJ (A)	23,744	242,105
Konecranes OYJ	15,647	1,059,140
Lassila & Tikanoja OYJ	5,954	52,243
Lindex Group OYJ (A)	12,383	35,005
Mandatum OYJ	12,650	56,909
Marimekko OYJ	7,820	100,669
Metsa Board OYJ, A Shares	1,067	6,746
Metsa Board OYJ, B Shares	35,043	155,718
Metso OYJ	69,860	614,624
Nokian Renkaat OYJ	14,996	116,820
Olvi OYJ, A Shares	3,242	97,300
Oma Saastopankki OYJ (B)	1,470	17,083
Oriola OYJ, A Shares	8,342	8,180
Oriola OYJ, B Shares	18,342	16,975
Orion OYJ, Class A	8,076	390,478
Orion OYJ, Class B	17,165	811,144
Outokumpu OYJ	81,102	272,371
Pihlajalinna OYJ	2,615	31,507
Ponsse OYJ	2,617	59,470
Puuilo OYJ	8,147	77,605
QT Group OYJ (A)	3,412	246,728
Raisio OYJ, V Shares	30,168	67,746
Rapala VMC OYJ (A)	5,592	11,996
Revenio Group OYJ	4,728	135,934
Sampo OYJ, A Shares (A)	13,728	587,461
Sanoma OYJ	20,158	155,059
Scanfil OYJ	1,153	9,622
Stora Enso OYJ, R Shares	36,863	358,101
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Finland (continued)
Taaleri OYJ	3,395	$29,738
Talenom OYJ	1,935	7,813
Teleste OYJ (A)	3,860	10,933
Terveystalo OYJ (D)	20,703	221,079
TietoEVRY OYJ	20,244	361,537
Tokmanni Group Corp.	4,843	60,493
Vaisala OYJ, A Shares	4,721	242,152
Valmet OYJ	34,522	808,801
Verkkokauppa.com OYJ (A)(B)	6,156	9,171
WithSecure OYJ (A)	33,411	25,360
YIT OYJ (A)	29,148	73,133
France 4.9%		25,541,674
ABC arbitrage	2,890	14,844
AKWEL SADIR	2,819	23,825
Alstom SA (A)	56,369	1,269,713
Altamir	5,040	125,036
Alten SA	7,824	624,349
Arkema SA	8,525	676,427
Assystem SA (B)	2,021	81,209
Aubay	920	44,003
Axway Software SA (A)(B)	3,174	91,284
Bastide le Confort Medical (A)	1,264	27,776
Beneteau SACA (B)	9,073	76,277
Boiron SA	1,579	45,235
Bonduelle SCA (B)	4,122	27,159
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,647
Catana Group (B)	5,106	24,963
CBo Territoria	8,257	31,169
Cegedim SA (A)	1,780	20,690
Cie des Alpes	4,910	77,748
Clariane SE (A)(B)	50,197	99,442
Coface SA	27,153	420,024
Derichebourg SA	27,555	133,216
Eiffage SA	5,360	483,957
Ekinops SAS (A)	3,234	11,756
Electricite de Strasbourg SA	351	40,989
Elior Group SA (A)(D)	27,235	76,239
Elis SA	49,620	1,011,050
Equasens (B)	1,219	53,298
Eramet SA	2,441	130,826
Esso SA Francaise	145	15,328
Etablissements Maurel et Prom SA	21,880	115,884
Eurazeo SE	11,557	849,433
Eutelsat Communications SACA (A)(B)	33,918	104,427
Exclusive Networks SA (A)	3,871	98,196
Exel Industries SA, A Shares	466	21,529
Fnac Darty SA	3,049	85,614
Foraco International SA (B)	20,584	31,316
Forvia SE	41,507	354,085
Gaumont SA (A)	489	44,227
Gaztransport Et Technigaz SA	8,528	1,241,715
GEA	126	9,390
Getlink SE	35,930	587,533
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
France (continued)
GL Events SACA	2,052	$34,754
Groupe Crit SA	1,108	73,766
Guerbet	1,938	54,316
Haulotte Group SA (A)	3,951	11,281
ID Logistics Group SACA (A)	886	363,419
Imerys SA	8,463	253,484
Infotel SA	1,413	60,476
Interparfums SA	1,525	63,793
IPSOS SA	13,671	639,277
Jacquet Metals SACA (B)	3,305	55,195
JCDecaux SE (A)	16,324	243,147
Kaufman & Broad SA	3,623	120,495
La Francaise De L’energie SACA (A)(B)	411	10,538
La Francaise des Jeux SAEM (D)	12,547	496,177
Laurent-Perrier	1,118	116,489
Lectra	832	24,627
Linedata Services	308	26,041
LISI SA	4,015	88,527
LNA Sante SA	2,041	50,903
Lumibird (A)	2,952	29,012
Maisons du Monde SA (D)	4,620	17,604
Manitou BF SA	2,473	41,057
Mersen SA	5,599	117,288
Metropole Television SA	6,157	70,865
Neoen SA (D)	9,341	390,461
Nexans SA	7,583	860,578
Nexity SA (A)	8,295	102,338
NRJ Group	6,595	48,512
Oeneo SA	2,485	25,050
Opmobility	13,772	127,004
Pierre Et Vacances SA (A)	26,760	36,613
Pluxee NV (A)	11,292	243,047
Quadient SA	7,870	142,839
Rexel SA	46,665	1,206,208
Robertet SA	59	55,184
Rubis SCA	19,495	468,322
Samse SACA	285	42,607
Savencia SA	1,501	84,705
SCOR SE	35,246	878,004
SEB SA	5,261	499,827
Seche Environnement SACA	598	50,750
SMCP SA (A)(D)	9,812	30,372
Societe BIC SA	5,729	382,193
Societe LDC SADIR	986	68,769
SOITEC (A)	2,686	222,113
Sopra Steria Group	4,177	790,228
SPIE SA	36,480	1,149,785
Stef SA	994	136,608
Synergie SE (A)	3,038	91,178
Technip Energies NV	35,184	865,855
Teleperformance SE	9,865	928,935
Television Francaise 1 SA	12,835	98,212
Thermador Groupe	1,782	130,993
Tikehau Capital SCA	7,030	156,384
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Trigano SA	2,442	$307,431
Ubisoft Entertainment SA (A)	12,686	167,111
Valeo SE	44,792	373,059
Vallourec SACA (A)	51,403	902,898
Verallia SA (D)	18,813	500,989
Vetoquinol SA	409	33,633
Vicat SACA	4,993	188,981
VIEL & Cie SA	6,888	79,698
Virbac SACA	329	112,752
Viridien (A)	1,713	72,554
Voltalia SA (A)	3,878	31,496
Vranken-Pommery Monopole SA	923	12,387
Wavestone	1,532	74,652
Georgia 0.1%		402,486
Georgia Capital PLC (A)	5,972	89,799
TBC Bank Group PLC	8,105	312,687
Germany 5.3%		27,923,563
1&1 AG	9,332	117,412
7C Solarparken AG	13,672	27,461
Adesso SE	836	76,790
Adtran Networks SE	1,275	26,759
AIXTRON SE	2,336	33,863
All for One Group SE	784	45,582
Allgeier SE	2,876	45,960
AlzChem Group AG	646	38,722
Amadeus Fire AG	1,431	117,214
Atoss Software SE	2,508	329,798
Aurubis AG (B)	8,535	673,600
Auto1 Group SE (A)(D)	1,631	22,697
Basler AG (A)	3,699	23,092
BayWa AG (A)(B)	4,453	42,731
Bechtle AG	22,320	734,576
Bertrandt AG	1,677	31,476
Bijou Brigitte AG	1,210	44,708
Bilfinger SE	9,129	421,564
Borussia Dortmund GmbH & Company KGaA	23,201	79,985
BRANICKS Group AG (A)(B)	14,590	36,972
CANCOM SE	2,851	71,030
Carl Zeiss Meditec AG, Bearer Shares	419	25,143
CECONOMY AG (A)	43,742	148,596
CENIT AG	2,412	21,185
Cewe Stiftung & Company KGAA	1,593	163,086
CompuGroup Medical SE & Company KgaA	7,404	124,842
CTS Eventim AG & Company KGaA	12,775	1,130,627
Data Modul AG	635	18,669
Dermapharm Holding SE	4,930	187,592
Deutsche Beteiligungs AG (B)	3,815	100,077
Deutsche EuroShop AG	3,641	74,826
Deutsche Pfandbriefbank AG (A)(B)(D)	38,351	204,687
Deutz AG	29,998	127,680
Dr. Hoenle AG (A)	1,598	14,445
Draegerwerk AG & Company KGaA	915	39,663
Duerr AG	13,416	310,635
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Germany (continued)
DWS Group GmbH & Company KGaA (D)	5,898	$245,694
Eckert & Ziegler SE	4,205	205,648
Elmos Semiconductor SE	1,618	106,475
ElringKlinger AG	9,007	39,040
Encavis AG (A)	33,373	616,975
Energiekontor AG	1,970	88,420
Evonik Industries AG	10,728	197,226
Evotec SE (A)(B)	14,044	131,439
Fielmann Group AG	6,760	279,377
flatexDEGIRO AG	16,288	234,154
FORTEC Elektronik AG	601	11,880
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	10,028	552,120
Freenet AG	35,635	1,103,527
Friedrich Vorwerk Group SE	862	24,513
FUCHS SE	8,183	282,618
GEA Group AG	32,726	1,638,691
Gerresheimer AG	10,784	852,378
Gesco SE	3,093	44,470
GFT Technologies SE	5,489	124,966
GRENKE AG	2,588	42,397
H&R GmbH & Company KGaA	6,074	21,529
Hawesko Holding SE	828	20,474
Heidelberger Druckmaschinen AG (A)	82,182	79,745
HelloFresh SE (A)	14,005	172,310
Hensoldt AG	10,475	408,748
HOCHTIEF AG	4,198	523,873
Hornbach Holding AG & Company KGaA	2,589	221,332
HUGO BOSS AG (B)	10,387	353,320
Indus Holding AG	4,664	106,849
Init Innovation in Traffic Systems SE	1,986	76,140
Instone Real Estate Group SE (D)	11,939	106,307
IVU Traffic Technologies AG	1,803	25,902
Jenoptik AG	14,234	315,905
JOST Werke SE (D)	3,523	154,861
K+S AG (B)	45,391	538,793
KION Group AG	14,991	537,159
Kloeckner & Company SE	974	4,848
Knaus Tabbert AG (B)	893	12,602
Koenig & Bauer AG (A)(B)	4,359	60,062
Krones AG	3,928	491,038
KSB SE & Company KGaA	73	48,589
KWS Saat SE & Company KGaA	2,984	189,226
LANXESS AG	17,796	446,458
LEG Immobilien SE	17,777	1,649,273
Leifheit AG (B)	2,841	49,385
Mediclin AG (A)	8,179	21,491
Medios AG (A)	1,742	23,359
METRO AG	24,922	115,789
MLP SE	22,937	142,789
Mutares SE & Company KGaA (B)	3,006	78,459
Nagarro SE (A)(B)	2,361	245,492
Nexus AG	273	19,730
Nordex SE (A)	2,393	30,325
Norma Group SE	9,011	128,762
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
PATRIZIA SE	12,544	$110,012
Pentixapharm Holding AG (A)	4,205	13,509
Pfeiffer Vacuum Technology AG	269	44,050
ProCredit Holding AG	2,779	23,067
ProSiebenSat.1 Media SE	40,871	199,844
Puma SE	16,980	797,932
PVA TePla AG (A)	5,294	72,365
PWO AG	386	11,355
q.beyond AG (A)	10,199	7,819
R Stahl AG (A)	823	14,856
SAF-Holland SE	11,092	159,338
Salzgitter AG (B)	8,146	141,508
Secunet Security Networks AG	413	46,515
SFC Energy AG, Bearer Shares (A)(B)	541	9,565
SGL Carbon SE (A)(B)	17,099	73,886
Siltronic AG	4,623	232,745
Sixt SE	3,676	271,554
SMA Solar Technology AG (B)	3,759	54,479
Stabilus SE	6,718	231,874
STRATEC SE	1,576	52,525
Stroeer SE & Company KGaA	9,415	486,222
Suedzucker AG (B)	16,417	189,605
Surteco Group SE (A)	2,163	44,959
SUSS MicroTec SE	6,541	340,891
TAG Immobilien AG	53,927	897,421
Takkt AG	7,217	62,068
TeamViewer SE (A)(D)	35,026	427,903
Technotrans SE	2,893	46,790
thyssenkrupp AG	118,326	485,810
TUI AG (A)	43,861	349,407
TUI AG (London Stock Exchange) (A)	4,460	35,395
United Internet AG	16,891	281,100
Verbio SE	4,798	58,459
Vossloh AG	3,032	135,556
Wacker Chemie AG (B)	2,957	221,780
Wacker Neuson SE (B)	8,576	123,402
Washtec AG	4,217	171,732
Westwing Group SE (A)	3,087	25,324
Wuestenrot & Wuerttembergische AG	6,426	80,897
Zalando SE (A)(D)	27,175	849,814
Zeal Network SE	1,362	63,553
Greece 0.0%		62,312
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	35
Okeanis Eco Tankers Corp. (A)(D)	2,804	62,277
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		31,069
GronlandsBANKEN A/S	313	31,069
Hong Kong 1.7%		8,892,071
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	45,256
Allied Group, Ltd. (A)	360,000	65,337
Analogue Holdings, Ltd.	44,000	5,385
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Hong Kong (continued)
APAC Resources, Ltd.	242,182	$30,797
Asia Financial Holdings, Ltd.	94,000	46,093
Asia Standard International Group, Ltd. (A)	236,000	10,673
ASMPT, Ltd.	23,700	236,354
Associated International Hotels, Ltd.	26,000	17,367
Bright Smart Securities & Commodities Group, Ltd.	132,000	36,560
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	0
Build King Holdings, Ltd.	150,000	18,369
Burwill Holdings, Ltd. (A)(C)	1,216,000	0
Cafe de Coral Holdings, Ltd.	78,000	79,068
Century City International Holdings, Ltd. (A)	452,000	9,969
Chevalier International Holdings, Ltd.	45,524	25,779
China Energy Development Holdings, Ltd. (A)	2,938,000	21,583
China Motor Bus Company, Ltd.	6,400	40,902
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	35,069
Chinese Estates Holdings, Ltd. (A)	183,500	29,828
Chinney Investments, Ltd.	36,000	3,207
Chow Sang Sang Holdings International, Ltd.	80,000	66,405
Chuang’s China Investments, Ltd. (A)	90,000	1,114
Chuang’s Consortium International, Ltd. (A)	340,021	15,304
CITIC Telecom International Holdings, Ltd.	382,000	112,198
C-Mer Medical Holdings, Ltd. (A)	114,000	29,878
Convoy Global Holdings, Ltd. (A)(C)	630,000	0
Cowell e Holdings, Inc. (A)	48,000	155,757
Crystal International Group, Ltd. (D)	51,500	28,022
CSC Holdings, Ltd. (A)	4,597,500	15,995
CSI Properties, Ltd. (A)	1,976,333	21,810
Dah Sing Banking Group, Ltd.	112,848	104,332
Dah Sing Financial Holdings, Ltd.	38,344	123,313
DFI Retail Group Holdings, Ltd.	13,700	34,923
Dickson Concepts International, Ltd.	63,500	38,082
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	42,136
Eagle Nice International Holdings, Ltd.	46,000	22,773
EcoGreen International Group, Ltd. (A)(C)	76,000	16,704
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Entertainment Hotel, Ltd.	117,660	4,631
Emperor International Holdings, Ltd.	508,250	14,662
Emperor Watch & Jewellery, Ltd.	1,270,000	28,481
ENM Holdings, Ltd. (A)	368,000	13,057
Esprit Holdings, Ltd. (A)	525,375	9,532
ESR Group, Ltd. (D)	98,200	144,494
Fairwood Holdings, Ltd.	30,500	25,890
Far East Consortium International, Ltd.	400,275	51,486
First Pacific Company, Ltd.	508,000	292,396
FSE Lifestyle Services, Ltd.	13,000	9,366
Genting Hong Kong, Ltd. (A)(C)	550,000	1
Giordano International, Ltd.	259,708	55,182
Glorious Sun Enterprises, Ltd.	146,000	21,409
Golden Resources Development International, Ltd.	298,000	15,538
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	0
GR Life Style Company, Ltd. (A)	184,000	15,102
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Great Eagle Holdings, Ltd. (B)	41,874	$58,745
G-Resources Group, Ltd.	114,080	44,880
Guotai Junan International Holdings, Ltd.	744,600	105,913
Hang Lung Group, Ltd.	179,000	230,778
Hang Lung Properties, Ltd.	71,522	58,201
Hanison Construction Holdings, Ltd. (A)	143,631	6,750
Harbour Centre Development, Ltd. (A)	37,500	24,097
HKR International, Ltd. (A)	361,840	41,495
Hon Kwok Land Investment Company, Ltd.	64,000	9,887
Hong Kong Ferry Holdings Company, Ltd.	64,000	35,796
Hong Kong Technology Venture Company, Ltd. (A)	45,214	8,675
Hong Kong Technology Venture Company, Ltd., ADR (A)	1,717	6,010
Hongkong Chinese, Ltd.	224,000	7,346
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	0
Hutchison Port Holdings Trust	945,900	149,549
Hutchison Telecommunications Hong Kong Holdings, Ltd. (B)	366,000	43,775
Hysan Development Company, Ltd.	132,000	213,221
International Housewares Retail Company, Ltd.	18,000	2,481
IPE Group, Ltd. (A)	220,000	13,717
ITC Properties Group, Ltd. (A)	136,252	4,589
Jacobson Pharma Corp., Ltd.	176,000	18,810
Johnson Electric Holdings, Ltd.	81,710	114,045
K Wah International Holdings, Ltd.	250,000	55,797
Kader Holdings Company, Ltd. (A)	14,000	478
Keck Seng Investments Hong Kong, Ltd.	19,000	4,989
Kerry Logistics Network, Ltd.	82,000	77,471
Kerry Properties, Ltd.	122,500	246,464
Kingmaker Footwear Holdings, Ltd.	54,000	4,029
Kowloon Development Company, Ltd.	71,048	35,625
Lai Sun Development Company, Ltd. (A)	127,179	11,777
Lai Sun Garment International, Ltd. (A)	70,269	5,428
Langham Hospitality Investments, Ltd. (A)	390,250	24,651
Lerthai Group, Ltd. (A)(C)	18,000	2,059
Lippo, Ltd. (A)	31,250	2,906
Liu Chong Hing Investment, Ltd.	76,000	39,243
Luk Fook Holdings International, Ltd.	78,000	147,588
Man Wah Holdings, Ltd.	292,400	183,006
Mandarin Oriental International, Ltd.	48,800	84,404
MH Development, Ltd. (A)(C)	124,000	0
Miramar Hotel & Investment	86,000	101,590
Modern Dental Group, Ltd.	87,000	43,762
National Electronics Holdings	88,000	5,463
National United Resources Holdings, Ltd. (A)	109,000	422
New World Development Company, Ltd. (B)	134,000	111,196
Nissin Foods Company, Ltd. (B)	43,000	27,962
NWS Holdings, Ltd.	290,000	293,321
Oriental Watch Holdings	84,378	40,394
Oshidori International Holdings, Ltd. (A)	1,540,200	33,921
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,098,000	262,024
Pacific Textiles Holdings, Ltd.	204,000	38,395
Paliburg Holdings, Ltd. (A)	101,380	8,723
Paradise Entertainment, Ltd.	52,000	7,158
PC Partner Group, Ltd.	56,000	35,889
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
PCCW, Ltd.	606,773	$330,848
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	87,000	29,815
Pico Far East Holdings, Ltd.	254,000	59,186
Playmates Holdings, Ltd.	640,000	45,376
Plover Bay Technologies, Ltd.	88,000	55,927
PT International Development Company, Ltd. (A)	679,990	2,631
Public Financial Holdings, Ltd. (A)	126,000	31,567
Regal Hotels International Holdings, Ltd. (A)	117,200	37,532
Regina Miracle International Holdings, Ltd. (D)	67,000	17,907
Sa Sa International Holdings, Ltd.	146,000	14,119
SAS Dragon Holdings, Ltd.	84,000	44,347
SEA Holdings, Ltd.	68,484	12,894
Shangri-La Asia, Ltd.	280,000	195,133
Shun Tak Holdings, Ltd. (A)	385,250	32,881
Singamas Container Holdings, Ltd.	270,000	24,367
SJM Holdings, Ltd. (A)	136,000	48,095
SmarTone Telecommunications Holdings, Ltd.	73,089	37,729
Solomon Systech International, Ltd. (A)	266,000	16,866
Soundwill Holdings, Ltd.	39,500	27,469
Stella International Holdings, Ltd.	123,000	224,816
Sun Hung Kai & Company, Ltd.	129,318	44,470
SUNeVision Holdings, Ltd.	173,000	93,654
TAI Cheung Holdings, Ltd.	115,000	43,944
Tan Chong International, Ltd.	63,000	8,839
Television Broadcasts, Ltd. (A)(B)	75,600	29,890
Texhong International Group, Ltd.	42,000	20,704
Texwinca Holdings, Ltd.	224,000	23,445
The Bank of East Asia, Ltd.	182,352	229,366
The Hongkong & Shanghai Hotels, Ltd.	116,523	89,865
Theme International Holdings, Ltd.	350,000	18,301
Town Health International Medical Group, Ltd.	308,000	9,673
Tradelink Electronic Commerce, Ltd.	186,000	21,296
Transport International Holdings, Ltd.	81,031	85,424
United Laboratories International Holdings, Ltd.	210,500	287,103
Up Energy Development Group, Ltd. (A)(C)	898,000	1,489
Upbest Group, Ltd.	8,000	824
Value Partners Group, Ltd.	249,000	50,845
Valuetronics Holdings, Ltd.	86,150	40,216
Vedan International Holdings, Ltd.	168,000	10,504
Vitasoy International Holdings, Ltd.	180,000	286,801
Vobile Group, Ltd. (A)	60,000	25,223
VSTECS Holdings, Ltd.	108,400	70,610
VTech Holdings, Ltd.	32,400	221,832
Wai Kee Holdings, Ltd. (A)	72,000	6,308
Wing On Company International, Ltd.	28,000	42,340
Wing Tai Properties, Ltd.	118,000	27,773
Xinyi Glass Holdings, Ltd.	15,700	16,466
Yue Yuen Industrial Holdings, Ltd.	158,000	355,594
Yunfeng Financial Group, Ltd. (A)	46,000	5,912
Zhaobangji Lifestyle Holdings, Ltd. (A)	632,000	11,391
Ireland 0.5%		2,673,443
Bank of Ireland Group PLC	5,901	51,731
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Ireland (continued)
C&C Group PLC	100,495	$189,189
Cairn Homes PLC	114,581	249,269
COSMO Pharmaceuticals NV	2,339	167,754
Dalata Hotel Group PLC	25,673	119,882
FBD Holdings PLC	6,778	89,595
Glanbia PLC	35,989	557,120
Glenveagh Properties PLC (A)(D)	68,220	110,743
Grafton Group PLC, CHESS Depositary Interest	47,621	571,975
Greencore Group PLC (A)	156,014	393,366
Hostelworld Group PLC (A)(D)	15,666	26,314
Irish Continental Group PLC	20,593	119,834
Permanent TSB Group Holdings PLC (A)	16,886	26,671
Isle of Man 0.1%		612,327
Playtech PLC (A)	61,413	569,935
Strix Group PLC (A)(B)	62,220	42,392
Israel 1.2%		6,311,151
Adgar Investment and Development, Ltd. (A)	21,013	28,559
Afcon Holdings, Ltd. (A)	677	24,002
AFI Properties, Ltd. (A)	4,473	209,840
Africa Israel Residences, Ltd.	1,267	93,287
Airport City, Ltd. (A)	1	9
Alarum Technologies, Ltd. (A)	4,602	5,859
Allot, Ltd. (A)	10,164	45,079
Alrov Properties and Lodgings, Ltd. (A)	2,069	89,352
Arad, Ltd.	2,993	40,914
Ashdod Refinery, Ltd.	2,625	43,420
Ashtrom Group, Ltd. (A)	1	10
AudioCodes, Ltd.	1,275	11,858
Automatic Bank Services, Ltd.	2,098	12,324
Avgol Industries 1953, Ltd. (A)	33,538	13,029
Azorim-Investment Development & Construction Company, Ltd. (A)	18,584	104,981
Bet Shemesh Engines Holdings 1997, Ltd. (A)	1,598	125,462
Blue Square Real Estate, Ltd.	1,082	96,677
Brainsway, Ltd. (A)	3,324	16,210
Carasso Motors, Ltd.	7,344	50,015
Cellcom Israel, Ltd. (A)	22,203	119,763
Ceragon Networks, Ltd. (A)	14,289	64,872
Clal Insurance Enterprises Holdings, Ltd. (A)	4,981	105,957
Compugen, Ltd. (A)	11,211	17,895
Danel Adir Yeoshua, Ltd.	865	96,078
Danya Cebus, Ltd.	595	17,521
Delek Automotive Systems, Ltd. (A)	4,942	34,920
Delta Galil, Ltd.	738	39,390
Delta Israel Brands, Ltd.	611	10,954
Direct Finance of Direct Group 2006, Ltd.	149	21,795
Dor Alon Energy in Israel 1988, Ltd. (A)	1,475	36,582
Doral Group Renewable Energy Resources, Ltd. (A)	12,452	43,325
Duniec Brothers, Ltd. (A)	388	29,317
El Al Israel Airlines (A)	37,273	68,651
Electra Consumer Products 1970, Ltd. (A)	2,312	59,038
Electra Real Estate, Ltd.	5,828	72,914
Energix-Renewable Energies, Ltd.	1	3
Equital, Ltd. (A)	2,585	103,730
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Israel (continued)
First International Bank of Israel, Ltd.	1	$28
FMS Enterprises Migun, Ltd.	748	29,389
Formula Systems 1985, Ltd.	1,240	108,383
Fox Wizel, Ltd.	510	39,962
Gilat Satellite Networks, Ltd. (A)	9,149	49,108
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	4,159
Globrands, Ltd.	85	10,746
Hamat Group, Ltd. (A)	3,347	14,646
IDI Insurance Company, Ltd.	1,968	72,130
IES Holdings, Ltd. (A)	762	49,386
Ilex Medical, Ltd.	1,319	28,535
Inrom Construction Industries, Ltd.	25,840	112,042
Isracard, Ltd.	37,464	151,934
Israel Land Development Company, Ltd. (A)	5,117	50,570
Isras Investment Company, Ltd.	333	77,495
Issta, Ltd.	1,875	45,977
Kamada, Ltd. (A)	7,673	44,643
Kardan Real Estate Enterprise & Development, Ltd.	14,670	21,283
Kerur Holdings, Ltd.	1,291	26,948
Klil Industries, Ltd. (A)	300	20,753
Kvutzat Acro, Ltd.	2,687	39,762
Lapidoth Capital, Ltd.	1,674	29,957
Levinstein Properties, Ltd.	1,350	27,668
M Yochananof & Sons, Ltd.	1,229	79,580
Magic Software Enterprises, Ltd.	5,947	71,969
Malam - Team, Ltd. (A)	2,400	52,602
Max Stock, Ltd.	6,001	18,282
Maytronics, Ltd.	1,544	3,827
Mediterranean Towers, Ltd.	22,244	60,023
Mega Or Holdings, Ltd.	4,285	131,130
Meitav Investment House, Ltd.	8,133	60,380
Menif - Financial Services, Ltd.	2,364	9,623
Meshulam Levinstein Contracting & Engineering, Ltd.	125	12,728
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	1,205	59,736
Mizrahi Tefahot Bank, Ltd.	1	29
Nawi Group, Ltd.	4,915	45,558
Nayax, Ltd. (A)	703	20,732
Neto Malinda Trading, Ltd. (A)	532	11,758
Next Vision Stabilized Systems, Ltd.	6,209	86,722
Nexxen International, Ltd. (A)	17,934	88,313
Nexxen International, Ltd., ADR (A)	1,500	14,700
Novolog, Ltd.	76,556	36,792
Oil Refineries, Ltd.	510,008	129,705
One Software Technologies, Ltd.	9,249	159,207
OY Nofar Energy, Ltd. (A)	1,820	44,919
Palram Industries 1990, Ltd.	2,166	47,477
Partner Communications Company, Ltd. (A)	27,024	159,732
Paz Retail and Energy, Ltd.	915	109,424
Perion Network, Ltd. (A)	3,971	33,932
Plasson Industries, Ltd.	710	33,269
Plus500, Ltd.	22,254	726,646
Prashkovsky Investments and Construction, Ltd.	929	27,155
Priortech, Ltd. (A)	1,906	85,052
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
Qualitau, Ltd.	762	$36,627
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	122,911
Retailors, Ltd.	2,095	42,251
Sano-Brunos Enterprises, Ltd.	577	55,088
Scope Metals Group, Ltd. (A)	1,864	70,833
Shikun & Binui Soltec Renewable Energy (A)	14,902	9,768
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	7,898	126,740
Tadiran Group, Ltd.	651	37,525
Tamar Petroleum, Ltd. (D)	9,668	63,103
Tel Aviv Stock Exchange, Ltd.	15,875	189,870
Telsys, Ltd.	899	40,155
Tiv Taam Holdings 1, Ltd.	11,851	20,980
Tower Semiconductor, Ltd. (A)	1	29
Veridis Environment, Ltd. (A)	1,982	13,253
Victory Supermarket Chain, Ltd.	2,484	36,405
YD More Investments, Ltd.	4,219	15,511
Italy 4.1%		21,514,276
A2A SpA	411,108	928,589
Abitare In SpA (A)	2,502	11,082
ACEA SpA	11,100	212,225
Amplifon SpA	15,711	399,023
Anima Holding SpA (D)	50,273	331,401
Arnoldo Mondadori Editore SpA	34,841	76,204
Ascopiave SpA	15,722	46,027
Avio SpA	3,244	42,243
Azimut Holding SpA	29,750	750,939
Banca Generali SpA	14,812	693,910
Banca IFIS SpA	6,155	129,807
Banca Mediolanum SpA	20,715	239,386
Banca Monte dei Paschi di Siena SpA	246,684	1,621,501
Banca Popolare di Sondrio SpA	99,402	755,885
Banca Profilo SpA	121,842	23,044
Banca Sistema SpA (D)	14,130	21,803
Banco di Desio e della Brianza SpA	13,389	81,504
BasicNet SpA	3,403	25,538
BFF Bank SpA (D)	26,537	251,642
Biesse SpA	1,347	10,573
BPER Banca SpA	264,063	1,611,562
Brembo NV	24,754	229,377
Brunello Cucinelli SpA	8,701	861,847
Buzzi SpA	26,461	1,121,428
Cairo Communication SpA	11,864	29,723
Carel Industries SpA (D)	10,756	213,534
Cembre SpA	521	22,418
Cementir Holding NV	13,404	156,349
CIR SpA-Compagnie Industriali (A)	185,613	117,293
Credito Emiliano SpA	21,346	226,733
Danieli & C Officine Meccaniche SpA	3,458	91,925
Danieli & C Officine Meccaniche SpA, Savings Shares	10,269	209,555
doValue SpA (A)(B)(D)	2,304	2,797
Elica SpA (B)	10,005	18,129
Emak SpA	21,737	20,078
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Italy (continued)
Enav SpA (D)	36,674	$158,187
ERG SpA	712	15,637
Esprinet SpA (A)	7,769	36,584
Fila SpA	5,080	53,805
Fincantieri SpA (A)	10,035	63,034
FinecoBank SpA	4,761	76,394
FNM SpA	72,366	32,575
Garofalo Health Care SpA (A)	6,031	36,448
Gefran SpA	1,600	15,726
GPI SpA	784	9,184
Hera SpA	207,079	768,258
Illimity Bank SpA	13,329	42,233
IMMSI SpA	49,890	25,219
Intercos SpA	2,937	42,431
Iren SpA	163,174	340,913
Italgas SpA	124,590	747,325
Italmobiliare SpA	3,035	85,293
Iveco Group NV	46,119	461,368
LU-VE SpA	2,562	73,249
Maire SpA	46,477	355,776
MARR SpA	2,427	25,113
MFE-MediaForEurope NV, Class A	37,889	113,035
MFE-MediaForEurope NV, Class B	12,247	50,309
Moltiply Group SpA	4,497	178,608
Newlat Food SpA (A)	1,582	19,561
Nexi SpA (A)(D)	62,182	368,224
Orsero SpA	2,504	34,498
OVS SpA (D)	53,222	158,656
Pharmanutra SpA (B)	1,031	60,259
Piaggio & C SpA (B)	39,172	84,259
Piovan SpA (D)	1,138	16,593
Pirelli & C. SpA (D)	75,882	411,657
RAI Way SpA (D)	21,130	115,680
Reply SpA	5,614	898,926
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	39,774
Sabaf SpA	2,928	46,422
Safilo Group SpA (A)(B)	50,543	45,884
Saipem SpA (A)	182,539	471,093
Salvatore Ferragamo SpA (B)	13,934	81,535
Sanlorenzo SpA	1,675	55,265
Sesa SpA	1,890	154,314
Sogefi SpA	18,590	38,537
SOL SpA	8,803	337,153
Tamburi Investment Partners SpA	23,545	209,035
Technogym SpA (D)	36,421	404,171
Telecom Italia SpA (A)	1,798,581	432,082
The Italian Sea Group SpA	991	7,778
TXT e-solutions SpA	564	19,462
Unipol Gruppo SpA	110,758	1,336,618
Webuild SpA	63,047	176,335
Wiit SpA	1,067	23,843
Zignago Vetro SpA (B)	7,436	74,884
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 23.8%		$124,875,746
&Do Holdings Company, Ltd.	2,600	17,237
A&D HOLON Holdings Company, Ltd.	6,900	86,973
Achilles Corp.	3,200	30,719
AD Works Group Company, Ltd.	10,540	14,613
Adastria Company, Ltd.	6,340	155,397
ADEKA Corp.	20,091	370,334
Ad-sol Nissin Corp.	2,800	40,797
Advan Group Company, Ltd.	5,800	37,095
Advanced Media, Inc.	1,400	10,057
Aeon Delight Company, Ltd.	4,700	139,001
Aeon Fantasy Company, Ltd.	2,200	45,613
AEON Financial Service Company, Ltd.	14,900	126,099
Aeon Hokkaido Corp.	7,700	44,446
Aeon Kyushu Company, Ltd.	900	15,765
Agro-Kanesho Company, Ltd.	2,800	35,540
Ahresty Corp.	4,700	16,202
Ai Holdings Corp.	8,400	117,518
Aica Kogyo Company, Ltd.	12,700	278,111
Aichi Corp.	6,400	58,970
Aichi Financial Group, Inc.	1,190	19,403
Aichi Steel Corp.	2,600	81,934
Aichi Tokei Denki Company, Ltd.	2,400	31,634
Aida Engineering, Ltd.	11,400	59,066
Aiful Corp.	58,500	129,543
Ain Holdings, Inc.	5,700	191,133
Ainavo Holdings Company, Ltd.	4,800	19,722
Aiphone Company, Ltd.	2,800	50,874
Airport Facilities Company, Ltd.	9,200	35,611
Airtrip Corp.	4,600	35,003
Aisan Industry Company, Ltd.	8,500	75,666
AIT Corp.	2,300	26,876
Ajis Company, Ltd.	1,600	26,391
Akatsuki Corp.	6,800	19,353
Akatsuki, Inc.	1,900	30,779
Akebono Brake Industry Company, Ltd. (A)	25,300	18,778
Albis Company, Ltd.	2,200	38,259
Alconix Corp.	8,400	82,109
Alinco, Inc.	5,400	34,724
Alleanza Holdings Company, Ltd.	2,600	18,466
Alpen Company, Ltd.	3,800	50,808
Alpha Systems, Inc.	500	11,459
Alps Alpine Company, Ltd.	41,200	425,588
Altech Corp.	4,330	75,138
Amano Corp.	14,100	402,673
Amiyaki Tei Company, Ltd.	3,000	32,664
Amuse, Inc.	3,900	36,562
Amvis Holdings, Inc.	5,200	30,566
Anabuki Kosan, Inc.	1,000	13,276
Anest Iwata Corp.	9,100	84,894
AnGes, Inc. (A)	6,300	2,410
Anicom Holdings, Inc.	19,300	87,183
AOI Electronics Company, Ltd.	1,000	13,497
AOKI Holdings, Inc.	8,400	70,016
Aoyama Trading Company, Ltd.	11,200	168,761
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Japan (continued)
Aoyama Zaisan Networks Company, Ltd.	5,700	$68,937
Aozora Bank, Ltd.	9,600	153,869
Arakawa Chemical Industries, Ltd.	4,400	32,824
Arata Corp.	7,700	154,870
Araya Industrial Company, Ltd.	1,200	36,997
ARCLANDS Corp.	11,211	126,076
Arcs Company, Ltd.	11,184	187,465
ARE Holdings, Inc.	18,600	217,158
Arealink Company, Ltd.	4,800	70,120
Argo Graphics, Inc.	4,200	140,263
Arisawa Manufacturing Company, Ltd.	9,500	92,478
Artience Company, Ltd.	8,900	184,931
Artnature, Inc.	6,300	33,831
As One Corp.	7,600	138,452
Asahi Company, Ltd.	5,200	55,093
Asahi Diamond Industrial Company, Ltd.	12,000	64,424
Asahi Intelligence Service Company, Ltd.	1,200	7,095
Asahi Kogyosha Company, Ltd.	4,000	51,478
Asahi Net, Inc.	6,800	28,253
Asahi Printing Company, Ltd.	3,100	18,275
Asahi Yukizai Corp.	3,200	90,884
Asanuma Corp.	17,500	75,742
Asax Company, Ltd.	4,100	19,431
Ashimori Industry Company, Ltd.	1,599	26,055
Asia Pile Holdings Corp.	7,600	41,422
ASKA Pharmaceutical Holdings Company, Ltd.	5,200	69,575
ASKUL Corp.	10,400	129,852
Astena Holdings Company, Ltd.	12,400	40,083
Atrae, Inc. (A)	5,200	30,227
Aucnet, Inc.	3,000	54,028
Autobacs Seven Company, Ltd.	16,900	161,161
Avant Group Corp.	6,000	84,936
Avex, Inc.	8,700	88,328
Axial Retailing, Inc.	16,400	98,645
Axxzia, Inc.	1,300	4,887
Axyz Company, Ltd.	500	8,737
AZ-COM MARUWA Holdings, Inc.	10,100	68,976
AZOOM Company, Ltd.	300	14,859
Bando Chemical Industries, Ltd.	8,200	96,471
Bank of the Ryukyus, Ltd.	9,600	64,259
Base Company, Ltd.	1,800	39,384
Beauty Garage, Inc.	2,200	20,972
Belc Company, Ltd.	2,700	120,399
Bell System24 Holdings, Inc.	7,800	65,204
Belluna Company, Ltd.	13,500	68,423
Bic Camera, Inc.	22,300	247,914
B-Lot Company, Ltd.	3,400	34,417
BML, Inc.	5,200	98,342
Bookoff Group Holdings, Ltd.	2,900	28,639
Bourbon Corp.	2,600	40,565
Br. Holdings Corp.	9,900	22,305
BrainPad, Inc.	5,100	33,632
BRONCO BILLY Company, Ltd.	500	12,932
Bull-Dog Sauce Company, Ltd.	2,800	33,994
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Bunka Shutter Company, Ltd.	11,300	$140,994
Business Brain Showa-Ota, Inc.	2,300	31,990
Business Engineering Corp.	1,500	38,290
BuySell Technologies Company, Ltd.	500	16,025
C Uyemura & Company, Ltd.	2,500	177,695
CAC Holdings Corp.	3,500	40,573
Canon Electronics, Inc.	5,500	91,355
Careerlink Company, Ltd.	1,500	25,035
Carenet, Inc.	4,800	18,833
Carlit Company, Ltd.	5,500	49,166
Casio Computer Company, Ltd.	1,100	8,363
Cawachi, Ltd.	4,000	67,565
Celsys, Inc.	10,300	92,661
Central Automotive Products, Ltd.	3,200	99,489
Central Glass Company, Ltd.	5,486	121,271
Central Security Patrols Company, Ltd.	2,600	46,431
Central Sports Company, Ltd. (B)	2,400	38,570
Change Holdings, Inc. (B)	4,800	43,229
Charm Care Corp. KK	5,400	46,404
Chino Corp.	2,500	34,905
Chiyoda Company, Ltd.	4,800	46,185
Chiyoda Integre Company, Ltd.	2,500	57,268
Chofu Seisakusho Company, Ltd.	4,700	59,800
Chori Company, Ltd.	3,100	80,390
Chubu Shiryo Company, Ltd.	6,400	56,490
Chudenko Corp.	7,000	157,449
Chuetsu Pulp & Paper Company, Ltd.	3,300	32,964
Chugai Ro Company, Ltd.	1,100	23,731
Chugin Financial Group, Inc.	36,900	399,994
Chugoku Marine Paints, Ltd.	9,300	148,705
Chuo Gyorui Company, Ltd.	300	7,326
Chuo Spring Company, Ltd.	6,400	55,922
Chuo Warehouse Company, Ltd.	2,600	26,932
Citizen Watch Company, Ltd.	47,200	279,535
CKD Corp.	13,600	228,359
CK-San-Etsu Company, Ltd.	800	19,419
Cleanup Corp.	7,100	32,918
CMK Corp.	10,800	29,491
COLOPL, Inc.	17,900	54,987
Colowide Company, Ltd. (B)	19,300	221,294
Computer Engineering & Consulting, Ltd.	1,800	24,000
Computer Institute of Japan, Ltd.	14,610	43,640
Comture Corp.	6,600	96,588
Core Corp.	2,100	25,318
Corona Corp.	5,000	31,363
Cosel Company, Ltd.	6,600	52,105
Cota Company, Ltd.	5,801	62,919
CRE, Inc.	2,500	20,727
Create Restaurants Holdings, Inc.	28,600	224,724
Create SD Holdings Company, Ltd.	6,900	132,601
Creek & River Company, Ltd.	3,400	35,989
Cresco, Ltd.	8,400	69,011
CrowdWorks, Inc.	2,000	21,016
CTI Engineering Company, Ltd.	2,500	80,382
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan (continued)
CTS Company, Ltd.	7,600	$46,267
Cube System, Inc.	4,500	31,306
Curves Holdings Company, Ltd.	14,300	78,455
Cyber Security Cloud, Inc. (A)	1,500	19,136
Cybozu, Inc.	7,000	99,441
Dai Nippon Toryo Company, Ltd.	4,900	36,188
Daicel Corp.	1,100	9,756
Dai-Dan Company, Ltd.	3,200	77,990
Daido Kogyo Company, Ltd.	1,500	7,444
Daido Metal Company, Ltd.	13,000	41,016
Daido Steel Company, Ltd.	22,900	179,782
Daihatsu Diesel Manufacturing Company, Ltd.	5,000	53,810
Daiho Corp.	1,600	36,188
Dai-Ichi Cutter Kogyo KK	1,200	11,653
Daiichi Jitsugyo Company, Ltd.	4,800	75,620
Daiichi Kensetsu Corp.	800	12,122
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	4,200	20,098
Daiichikosho Company, Ltd.	12,000	149,804
Daiken Medical Company, Ltd.	5,000	16,980
Daiki Aluminium Industry Company, Ltd.	7,500	52,668
Daikoku Denki Company, Ltd.	2,000	44,101
Daikokutenbussan Company, Ltd.	1,000	68,279
Daikyonishikawa Corp.	12,300	50,087
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	3,600	68,711
Daio Paper Corp.	17,300	94,857
Daiseki Company, Ltd.	10,080	263,027
Daiseki Eco. Solution Company, Ltd.	1,400	11,490
Daishi Hokuetsu Financial Group, Inc.	20,200	380,137
Daishinku Corp.	5,200	18,154
Daisue Construction Company, Ltd.	2,300	24,340
Daito Pharmaceutical Company, Ltd.	4,195	58,977
Daitron Company, Ltd.	2,800	51,069
Daiwa Industries, Ltd.	7,700	75,192
Daiwabo Holdings Company, Ltd.	21,000	430,034
DCM Holdings Company, Ltd.	26,820	252,070
Dear Life Company, Ltd.	7,700	56,366
Demae-Can Company, Ltd. (A)	8,400	14,338
DeNA Company, Ltd.	13,900	227,085
Denka Company, Ltd.	10,400	147,636
Densan System Holdings Company, Ltd.	2,200	36,562
Dentsu Soken, Inc.	1,100	39,927
Denyo Company, Ltd.	4,200	72,903
Dexerials Corp.	3,000	48,699
DIC Corp.	19,000	415,111
Digital Arts, Inc.	3,100	125,275
Digital Hearts Holdings Company, Ltd.	3,200	17,457
Digital Holdings, Inc.	3,700	31,093
Digital Information Technologies Corp.	2,800	40,321
Dip Corp.	9,700	163,568
DKK Company, Ltd.	2,400	27,080
DKS Company, Ltd.	3,000	77,069
Doshisha Company, Ltd.	6,600	92,718
Double Standard, Inc.	2,100	23,445
Doutor Nichires Holdings Company, Ltd.	7,993	121,977
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Dowa Holdings Company, Ltd.	7,500	$224,983
DTS Corp.	9,900	275,876
Duskin Company, Ltd.	8,300	211,144
DyDo Group Holdings, Inc.	4,500	101,281
Eagle Industry Company, Ltd.	6,100	78,171
EAT&HOLDINGS Company, Ltd.	1,800	25,407
Ebara Foods Industry, Inc.	2,200	42,018
Ebara Jitsugyo Company, Ltd.	2,300	68,862
Ebase Company, Ltd.	8,000	36,428
Eco’s Company, Ltd.	2,200	29,489
EDION Corp.	16,500	199,589
eGuarantee, Inc.	9,600	100,916
Eizo Corp.	8,200	118,217
Elan Corp.	2,300	10,394
Elecom Company, Ltd.	10,700	102,835
Elematec Corp.	4,900	78,545
EM Systems Company, Ltd.	4,100	19,984
Endo Lighting Corp.	1,100	10,472
en-japan, Inc.	7,400	102,576
Enomoto Company, Ltd.	900	8,865
Enplas Corp.	1,600	57,187
Entrust, Inc.	3,300	17,033
ERI Holdings Company, Ltd.	1,000	14,593
ES-Con Japan, Ltd.	11,200	74,137
Eslead Corp.	1,500	43,685
ESPEC Corp.	4,600	79,937
Eternal Hospitality Group Company, Ltd.	600	13,279
Exedy Corp.	7,900	235,095
EXEO Group, Inc.	29,800	349,024
Ezaki Glico Company, Ltd.	12,600	369,894
F&M Company, Ltd.	2,400	24,012
FALCO HOLDINGS Company, Ltd.	2,400	36,226
FCC Company, Ltd.	8,900	177,646
FDK Corp. (A)	5,300	19,978
Feed One Company, Ltd.	4,808	25,619
Felissimo Corp.	1,900	10,631
Ferrotec Holdings Corp.	12,100	199,669
Fibergate, Inc.	2,500	16,019
FIDEA Holdings Company, Ltd.	5,140	48,017
Financial Partners Group Company, Ltd.	10,400	205,029
FINDEX, Inc.	3,900	20,303
First Juken Company, Ltd.	1,900	12,525
Fixstars Corp.	7,200	78,663
FJ Next Holdings Company, Ltd.	5,200	39,742
Focus Systems Corp.	2,900	21,187
Food & Life Companies, Ltd.	22,200	511,912
Forum Engineering, Inc.	5,600	36,662
Forval Corp.	1,600	14,623
Foster Electric Company, Ltd.	5,700	55,366
FP Corp.	5,400	99,046
FP Partner, Inc.	300	5,729
France Bed Holdings Company, Ltd.	7,500	62,519
Freebit Company, Ltd.	3,500	33,050
Freund Corp.	3,000	14,133
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
FTGroup Company, Ltd.	3,000	$24,122
Fudo Tetra Corp.	3,220	43,710
Fuji Corp. (Aichi)	18,500	268,907
Fuji Corp. (Miyagi)	2,900	38,101
Fuji Corp., Ltd.	8,700	46,190
Fuji Kosan Company, Ltd.	800	7,450
Fuji Kyuko Company, Ltd.	5,600	87,627
Fuji Oil Company, Ltd.	9,700	18,755
Fuji Oil Holdings, Inc.	10,200	239,472
Fuji Pharma Company, Ltd.	4,500	48,680
Fuji Seal International, Inc.	11,100	184,612
Fujibo Holdings, Inc.	2,800	103,457
Fujicco Company, Ltd.	5,100	58,010
Fujikura Composites, Inc.	4,400	43,999
Fujikura Kasei Company, Ltd.	9,600	33,668
Fujimi, Inc.	11,400	180,154
Fujishoji Company, Ltd.	2,400	21,027
Fujita Kanko, Inc. (A)	800	50,047
Fujiya Company, Ltd.	2,800	50,136
FuKoKu Company, Ltd.	3,000	34,638
Fukuda Corp.	1,700	59,970
Fukuda Denshi Company, Ltd.	4,100	198,696
Fukui Computer Holdings, Inc.	3,200	61,485
Fukushima Galilei Company, Ltd.	3,200	116,517
Fukuyama Transporting Company, Ltd.	4,700	118,545
FULLCAST Holdings Company, Ltd.	5,200	50,583
Fumakilla, Ltd.	1,500	10,710
Funai Soken Holdings, Inc.	9,730	155,698
Furukawa Company, Ltd.	7,100	74,770
Furukawa Electric Company, Ltd.	17,500	722,495
Furuno Electric Company, Ltd.	6,200	106,570
Furuya Metal Company, Ltd.	3,000	69,263
Furyu Corp.	5,600	40,857
Fuso Chemical Company, Ltd.	4,800	109,174
Fuso Pharmaceutical Industries, Ltd.	2,500	43,462
Futaba Corp. (A)	11,457	35,213
Futaba Industrial Company, Ltd.	14,000	60,931
Future Corp.	11,300	142,697
Fuyo General Lease Company, Ltd.	1,200	89,902
G-7 Holdings, Inc.	5,700	55,754
Gakken Holdings Company, Ltd.	8,100	55,376
Gakkyusha Company, Ltd.	2,400	30,515
Gecoss Corp.	4,100	26,812
Genki Global Dining Concepts Corp.	2,100	53,315
Genky DrugStores Company, Ltd.	4,200	91,465
Geo Holdings Corp.	6,600	69,783
Gift Holdings, Inc.	1,600	36,563
Giftee, Inc. (A)	500	4,652
Giken, Ltd.	100	1,162
GLOBERIDE, Inc.	4,300	53,734
Glory, Ltd.	10,100	172,690
GLTECHNO HOLDINGS, Inc.	2,200	39,246
GMO Financial Gate, Inc.	400	18,990
GMO Financial Holdings, Inc.	9,400	42,909
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
GMO GlobalSign Holdings KK	1,600	$26,651
GMO internet group, Inc.	6,900	120,633
Godo Steel, Ltd.	2,300	57,982
Goldcrest Company, Ltd.	5,770	122,326
Grandy House Corp.	5,700	20,839
Gree, Inc.	12,600	35,826
Greens Company, Ltd.	1,900	22,713
Gremz, Inc.	2,600	46,036
GS Yuasa Corp.	17,000	293,768
GSI Creos Corp.	2,200	30,631
G-Tekt Corp.	6,100	64,023
Gun-Ei Chemical Industry Company, Ltd.	1,900	34,036
GungHo Online Entertainment, Inc.	8,300	166,964
Gunze, Ltd.	4,100	142,126
H.U. Group Holdings, Inc.	13,600	222,944
H2O Retailing Corp.	24,400	341,128
Hagihara Industries, Inc.	4,100	37,694
Hagiwara Electric Holdings Company, Ltd.	2,200	46,647
Hakudo Company, Ltd.	1,800	27,679
Halows Company, Ltd.	2,700	73,600
Hamakyorex Company, Ltd.	17,200	146,915
Hanwa Company, Ltd.	8,100	262,007
Happinet Corp.	4,600	128,111
Hard Off Corp. Company, Ltd.	3,000	36,314
Harima Chemicals Group, Inc.	4,000	22,714
Hashimoto Sogyo Holdings Company, Ltd.	2,400	18,823
Hazama Ando Corp.	35,200	275,064
Heiwa Corp.	14,600	206,563
Heiwa Real Estate Company, Ltd.	6,500	185,863
Heiwado Company, Ltd.	7,300	111,948
Hennge KK (A)	4,800	43,310
Hibiya Engineering, Ltd.	4,700	122,590
Hiday Hidaka Corp.	1,400	26,144
HI-LEX Corp. (B)	5,700	60,722
Himacs, Ltd.	1,100	10,011
Hino Motors, Ltd. (A)	36,100	95,829
Hioki EE Corp.	2,800	143,774
Hirakawa Hewtech Corp.	3,600	35,444
Hirano Tecseed Company, Ltd.	3,200	39,533
Hirata Corp.	1,600	55,265
Hirogin Holdings, Inc.	37,500	281,861
Hirose Tusyo, Inc.	600	15,745
Hiroshima Electric Railway Company, Ltd. (A)	100	438
Hiroshima Gas Company, Ltd.	16,200	40,491
HIS Company, Ltd.	3,500	41,576
Hisaka Works, Ltd.	5,200	34,230
Hisamitsu Pharmaceutical Company, Inc.	3,400	96,056
Hochiki Corp.	3,700	58,901
Hodogaya Chemical Company, Ltd.	1,700	43,096
Hogy Medical Company, Ltd.	4,200	135,030
Hokkaido Coca-Cola Bottling Company, Ltd.	1,600	30,740
Hokkaido Electric Power Company, Inc. (B)	44,700	255,155
Hokkaido Gas Company, Ltd.	21,000	75,835
Hokkan Holdings, Ltd.	2,600	29,582
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Hokko Chemical Industry Company, Ltd.	5,300	$45,358
Hokkoku Financial Holdings, Inc.	4,800	161,475
Hokuetsu Corp. (B)	26,700	272,694
Hokuetsu Industries Company, Ltd.	5,700	65,037
Hokuhoku Financial Group, Inc.	28,300	338,294
Hokuriku Electric Industry Company, Ltd.	3,100	32,596
Hokuriku Electric Power Company	44,600	262,783
Hokuriku Electrical Construction Company, Ltd.	3,940	29,147
Hokuto Corp.	5,900	68,406
H-One Company, Ltd.	7,700	52,091
Honeys Holdings Company, Ltd.	4,560	49,655
Honma Golf, Ltd. (D)	30,500	12,983
Hoosiers Holdings Company, Ltd.	6,500	44,178
Hosiden Corp.	10,600	164,960
Hosokawa Micron Corp.	3,100	80,176
Hotland Company, Ltd.	3,000	42,420
House Foods Group, Inc.	1,100	20,869
Howa Machinery, Ltd.	5,300	37,394
HS Holdings Company, Ltd.	4,400	24,761
IBJ, Inc.	7,700	32,008
Ichiken Company, Ltd.	1,600	27,231
Ichikoh Industries, Ltd.	7,200	19,379
Ichinen Holdings Company, Ltd.	5,400	67,223
Ichiyoshi Securities Company, Ltd.	9,100	59,656
Icom, Inc.	1,600	28,531
IDEA Consultants, Inc.	700	11,613
IDEC Corp.	7,700	122,828
IDOM, Inc.	15,400	112,493
Iino Kaiun Kaisha, Ltd.	17,800	132,745
I’ll, Inc.	2,300	50,326
IMAGICA GROUP, Inc.	5,400	18,075
i-mobile Company, Ltd.	3,900	13,167
Imuraya Group Company, Ltd.	2,700	43,610
Inaba Denki Sangyo Company, Ltd.	12,900	328,121
Inaba Seisakusho Company, Ltd.	3,100	36,101
Inabata & Company, Ltd.	9,100	198,295
I-NE Company, Ltd.	1,800	25,624
Ines Corp.	4,100	47,418
i-Net Corp.	3,600	38,846
INFRONEER Holdings, Inc.	13,600	110,379
Innotech Corp.	2,900	26,702
Insource Company, Ltd.	14,000	99,138
Intage Holdings, Inc.	2,832	30,381
Integrated Design & Engineering Holdings Company, Ltd.	3,700	160,443
Intelligent Wave, Inc.	2,900	21,185
Inui Global Logistics Company, Ltd. (B)	2,800	28,843
I-PEX, Inc.	3,300	65,216
IPS, Inc.	1,300	22,498
Iriso Electronics Company, Ltd.	5,100	90,908
ISB Corp.	2,600	24,102
Ise Chemicals Corp. (B)	600	107,082
Iseki & Company, Ltd.	5,200	32,356
Ishihara Sangyo Kaisha, Ltd.	8,500	82,429
Ishizuka Glass Company, Ltd.	1,000	16,139
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Istyle, Inc. (A)	17,400	$50,077
ITFOR, Inc.	6,800	64,260
ITmedia, Inc.	3,500	35,070
Ito En, Ltd.	6,100	132,591
Itochu Enex Company, Ltd.	14,500	156,259
Itochu-Shokuhin Company, Ltd.	1,500	69,744
Itoham Yonekyu Holdings, Inc.	7,120	179,828
Itoki Corp.	9,500	100,879
IwaiCosmo Holdings, Inc.	6,100	93,003
Iwaki Company, Ltd.	2,600	46,500
Iwatsuka Confectionery Company, Ltd.	3,000	52,055
Izumi Company, Ltd.	8,400	174,729
J Trust Company, Ltd.	17,900	51,649
JAC Recruitment Company, Ltd.	19,200	88,830
Jaccs Company, Ltd.	5,400	134,363
Jade Group, Inc. (A)	3,100	36,246
JAFCO Group Company, Ltd.	14,200	200,785
JANOME Corp.	6,500	47,638
Japan Aviation Electronics Industry, Ltd.	9,500	165,947
Japan Communications, Inc. (A)	36,000	33,516
Japan Elevator Service Holdings Company, Ltd.	17,100	310,980
Japan Foundation Engineering Company, Ltd.	3,000	11,898
Japan Hospice Holdings, Inc. (A)	600	5,304
Japan Lifeline Company, Ltd.	13,400	118,361
Japan Material Company, Ltd.	16,100	171,443
Japan Medical Dynamic Marketing, Inc.	4,900	20,210
Japan Oil Transportation Company, Ltd.	700	13,426
Japan Petroleum Exploration Company, Ltd.	25,500	184,528
Japan Property Management Center Company, Ltd.	4,300	33,633
Japan Pulp & Paper Company, Ltd.	28,000	121,850
Japan Pure Chemical Company, Ltd.	1,000	22,035
Japan Securities Finance Company, Ltd.	18,600	261,929
Japan System Techniques Company, Ltd.	2,400	31,393
Japan Transcity Corp.	11,700	78,788
Japan Wool Textile Company, Ltd.	12,200	101,652
JBCC Holdings, Inc.	3,600	113,271
JCR Pharmaceuticals Company, Ltd.	3,300	16,355
JCU Corp.	5,300	143,914
JDC Corp.	1,900	6,395
Jeol, Ltd.	7,600	266,291
JFE Systems, Inc.	1,500	30,859
JGC Holdings Corp.	27,300	236,843
JIG-SAW, Inc. (A)	1,100	27,056
JINS Holdings, Inc.	3,100	126,672
JINUSHI Company, Ltd.	3,600	51,648
JK Holdings Company, Ltd.	4,600	31,842
J-Lease Company, Ltd.	1,800	15,402
JM Holdings Company, Ltd.	3,700	67,292
JMS Company, Ltd.	7,500	21,820
J-Oil Mills, Inc.	5,300	77,713
Joshin Denki Company, Ltd.	4,800	74,290
Joyful Honda Company, Ltd. (B)	13,300	158,420
JP-Holdings, Inc.	14,400	62,144
JSB Company, Ltd.	2,600	47,412
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
JSP Corp.	4,200	$58,565
JTEKT Corp.	18,600	130,533
Juki Corp.	9,100	23,499
Juroku Financial Group, Inc.	7,700	220,150
Justsystems Corp.	7,800	180,123
JVCKenwood Corp.	39,028	392,638
K&O Energy Group, Inc.	3,200	69,906
Kadoya Sesame Mills, Inc.	400	9,587
Kaga Electronics Company, Ltd.	9,000	158,030
Kagome Company, Ltd.	6,800	135,157
Kaken Pharmaceutical Company, Ltd.	900	26,016
Kakiyasu Honten Company, Ltd.	2,600	47,894
Kamakura Shinsho, Ltd.	7,600	27,766
Kameda Seika Company, Ltd.	3,700	103,436
Kamei Corp.	6,800	82,544
Kanaden Corp.	3,400	32,207
Kanadevia Corp.	41,280	258,964
Kanagawa Chuo Kotsu Company, Ltd.	1,600	40,611
Kanamic Network Company, Ltd.	200	663
Kanamoto Company, Ltd.	8,300	158,988
Kandenko Company, Ltd.	14,900	219,865
Kaneka Corp.	12,800	296,553
Kaneko Seeds Company, Ltd.	3,900	35,634
Kanematsu Corp.	19,800	337,625
Kanemi Company, Ltd.	1,000	21,607
Kanto Denka Kogyo Company, Ltd.	11,900	87,393
Kappa Create Company, Ltd.	1,000	10,688
Katakura Industries Company, Ltd.	5,300	70,250
Katitas Company, Ltd.	11,900	167,552
Kato Sangyo Company, Ltd.	5,800	173,280
Kato Works Company, Ltd.	3,800	33,259
Kawada Technologies, Inc.	3,900	70,241
Kawai Musical Instruments Manufacturing Company, Ltd.	1,400	26,379
KeePer Technical Laboratory Company, Ltd. (B)	3,300	95,755
Keihan Holdings Company, Ltd.	8,500	197,417
Keihanshin Building Company, Ltd.	8,500	92,445
Keikyu Corp.	16,300	145,164
KEIWA, Inc. (B)	3,400	22,456
KEL Corp.	1,900	16,190
Kenko Mayonnaise Company, Ltd.	3,300	46,909
KH Neochem Company, Ltd.	7,900	107,655
Kibun Foods, Inc.	3,800	28,014
Kimura Chemical Plants Company, Ltd.	5,900	37,908
Kimura Unity Company, Ltd.	1,200	11,648
King Company, Ltd.	2,300	11,115
Kintetsu Department Store Company, Ltd.	1,100	15,018
Kissei Pharmaceutical Company, Ltd.	7,300	177,896
Ki-Star Real Estate Company, Ltd.	2,800	78,121
Kitagawa Corp.	3,400	26,996
Kitano Construction Corp.	1,500	42,541
Kitz Corp.	16,800	122,181
Koa Corp.	9,400	61,082
Koa Shoji Holdings Company, Ltd.	2,400	9,660
Koatsu Gas Kogyo Company, Ltd.	7,400	38,904
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kobe Electric Railway Company, Ltd. (B)	1,600	$25,063
Kohnan Shoji Company, Ltd.	5,800	139,467
Kohsoku Corp.	3,200	51,303
Kojima Company, Ltd.	8,400	61,634
Kokuyo Company, Ltd. (B)	16,473	308,145
Komatsu Matere Company, Ltd.	7,300	39,200
Komatsu Wall Industry Company, Ltd.	3,600	36,187
KOMEDA Holdings Company, Ltd.	11,600	223,248
Komehyo Holdings Company, Ltd. (B)	1,600	39,871
Komeri Company, Ltd.	7,700	165,258
Komori Corp.	11,024	81,919
Kondotec, Inc.	4,300	39,418
Konica Minolta, Inc.	93,200	407,818
Konishi Company, Ltd.	14,600	127,831
Konoike Transport Company, Ltd.	6,800	135,128
Konoshima Chemical Company, Ltd.	1,800	21,511
Kosaido Holdings Company, Ltd.	15,000	55,405
Koshidaka Holdings Company, Ltd.	5,000	37,931
Kotobuki Spirits Company, Ltd.	10,500	146,372
Kotobukiya Company, Ltd.	900	8,518
Kozo Keikaku Engineering Holdings, Inc.	1,500	40,826
KPP Group Holdings Company, Ltd.	11,900	51,966
Krosaki Harima Corp.	5,200	81,135
KRS Corp. (B)	3,300	47,433
K’s Holdings Corp.	35,200	333,682
KU Holdings Company, Ltd.	3,500	26,204
Kumagai Gumi Company, Ltd.	7,700	185,384
Kumiai Chemical Industry Company, Ltd.	15,690	83,599
Kurabo Industries, Ltd.	3,000	112,496
Kureha Corp.	9,000	169,894
Kurimoto, Ltd.	2,700	74,155
Kuriyama Holdings Corp.	5,400	44,385
Kusuri no Aoki Holdings Company, Ltd.	11,100	256,580
KVK Corp.	1,500	17,850
KYB Corp.	8,400	137,376
Kyodo Printing Company, Ltd.	1,700	46,181
Kyoei Steel, Ltd.	5,500	63,779
Kyokuto Boeki Kaisha, Ltd.	2,600	27,554
Kyokuto Kaihatsu Kogyo Company, Ltd.	8,300	126,642
Kyokuto Securities Company, Ltd.	7,300	67,290
Kyokuyo Company, Ltd.	2,200	57,559
Kyorin Pharmaceutical Company, Ltd.	11,000	107,944
Kyoritsu Maintenance Company, Ltd.	14,400	266,745
Kyosan Electric Manufacturing Company, Ltd.	11,600	40,565
Kyowa Electronic Instruments Company, Ltd.	7,300	20,722
Kyushu Financial Group, Inc.	10,000	47,771
Kyushu Leasing Service Company, Ltd.	3,800	26,433
LA Holdings Company, Ltd.	700	29,575
LAC Company, Ltd.	4,100	31,737
Lacto Japan Company, Ltd.	2,600	50,188
LEC, Inc.	7,000	58,697
Leopalace21 Corp.	44,200	161,884
Life Corp.	5,200	117,926
Lifedrink Company, Inc.	2,800	46,708
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
LIFULL Company, Ltd.	22,900	$29,270
LIKE, Inc.	3,100	29,313
Link And Motivation, Inc.	13,400	48,744
Lintec Corp.	10,200	204,268
Litalico, Inc.	6,600	41,345
Loadstar Capital KK	1,300	22,043
Look Holdings, Inc.	1,600	27,305
Mabuchi Motor Company, Ltd.	21,000	311,330
Macnica Holdings, Inc.	11,400	134,171
Macromill, Inc.	10,500	84,751
Maeda Kosen Company, Ltd.	10,400	125,861
Maezawa Industries, Inc.	5,000	39,970
Maezawa Kasei Industries Company, Ltd.	3,500	41,960
Maezawa Kyuso Industries Company, Ltd.	4,200	37,186
Makino Milling Machine Company, Ltd.	5,115	226,486
Management Solutions Company, Ltd.	2,500	30,312
Mandom Corp.	10,000	86,679
Mani, Inc.	18,700	215,968
MarkLines Company, Ltd.	3,100	50,251
Mars Group Holdings Corp.	2,300	49,817
Marubun Corp.	4,600	32,789
Marudai Food Company, Ltd.	5,000	57,128
Maruha Nichiro Corp.	9,981	200,710
Maruichi Steel Tube, Ltd.	11,700	253,852
MARUKA FURUSATO Corp.	1,853	28,469
Marusan Securities Company, Ltd.	13,061	85,230
Maruzen Company, Ltd.	2,700	57,081
Maruzen Showa Unyu Company, Ltd.	3,400	145,770
Marvelous, Inc.	7,400	28,374
Matching Service Japan Company, Ltd.	3,100	21,780
Matsuda Sangyo Company, Ltd.	3,620	73,350
Matsui Construction Company, Ltd.	6,100	33,693
Matsui Securities Company, Ltd.	31,600	171,690
Matsuyafoods Holdings Company, Ltd.	300	13,097
Max Company, Ltd.	6,200	142,471
Maxell, Ltd.	10,600	121,327
Maxvalu Tokai Company, Ltd.	2,600	55,550
MCJ Company, Ltd.	17,900	165,811
MEC Company, Ltd.	4,500	101,134
Media Do Company, Ltd.	2,600	23,157
Medical Data Vision Company, Ltd.	8,300	24,918
Medical System Network Company, Ltd.	6,600	18,677
Medikit Company, Ltd.	1,400	25,818
Medius Holdings Company, Ltd.	2,500	12,942
Medley, Inc. (A)	1,800	52,849
MedPeer, Inc.	4,500	14,747
Megachips Corp.	4,300	172,849
Megmilk Snow Brand Company, Ltd.	11,500	210,943
Meidensha Corp.	9,217	237,452
Meiho Facility Works, Ltd.	1,400	8,006
Meiji Electric Industries Company, Ltd.	2,800	25,988
Meiji Shipping Group Company, Ltd.	3,100	13,771
Meiko Electronics Company, Ltd.	5,000	306,786
Meisei Industrial Company, Ltd.	7,700	67,390
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
MEITEC Group Holdings, Inc.	18,100	$342,028
Meito Sangyo Company, Ltd.	3,500	45,101
Meiwa Corp.	8,200	34,548
Melco Holdings, Inc.	2,100	30,736
Menicon Company, Ltd.	16,500	171,028
Mercari, Inc. (A)	18,200	238,046
METAWATER Company, Ltd.	6,900	81,728
Micronics Japan Company, Ltd.	6,500	163,424
Midac Holdings Company, Ltd.	2,500	28,114
Mie Kotsu Group Holdings, Inc.	14,200	47,689
Milbon Company, Ltd.	7,420	173,403
Mimaki Engineering Company, Ltd.	900	8,749
Ministop Company, Ltd.	300	3,515
Miraial Company, Ltd.	1,800	17,073
MIRAIT ONE Corp.	24,120	348,866
Mirarth Holdings, Inc.	22,700	76,585
Miroku Jyoho Service Company, Ltd.	5,200	65,958
Mitani Corp.	14,400	183,059
Mitani Sangyo Company, Ltd.	8,100	17,119
Mitani Sekisan Company, Ltd.	2,400	90,931
Mito Securities Company, Ltd.	11,300	41,619
Mitsuba Corp.	8,700	48,458
Mitsubishi Kakoki Kaisha, Ltd.	1,900	40,919
Mitsubishi Logisnext Company, Ltd.	8,400	65,152
Mitsubishi Logistics Corp.	2,500	18,358
Mitsubishi Materials Corp.	14,200	227,991
Mitsubishi Pencil Company, Ltd.	7,500	123,139
Mitsubishi Research Institute, Inc.	2,500	72,422
Mitsubishi Shokuhin Company, Ltd.	4,500	144,783
Mitsubishi Steel Manufacturing Company, Ltd.	3,300	30,497
Mitsuboshi Belting, Ltd.	3,600	98,495
Mitsui DM Sugar Holdings Company, Ltd.	4,100	87,115
Mitsui E&S Company, Ltd.	24,800	253,878
Mitsui High-Tec, Inc.	9,000	44,292
Mitsui Matsushima Holdings Company, Ltd.	3,200	73,141
Mitsui Mining & Smelting Company, Ltd.	14,000	439,051
Mitsui-Soko Holdings Company, Ltd.	5,000	253,909
Mitsuuroko Group Holdings Company, Ltd.	8,600	94,109
Miura Company, Ltd.	3,300	82,706
Mixi, Inc.	8,600	161,632
Miyaji Engineering Group, Inc.	4,200	53,155
Miyoshi Oil & Fat Company, Ltd.	2,600	25,263
Mizuho Leasing Company, Ltd.	35,000	235,553
Mizuho Medy Company, Ltd.	2,600	27,702
Mizuno Corp.	4,000	218,534
Mochida Pharmaceutical Company, Ltd.	5,300	118,067
Modec, Inc.	3,400	72,371
Monex Group, Inc.	45,400	309,212
Morinaga & Company, Ltd.	18,400	336,814
Morinaga Milk Industry Company, Ltd.	17,400	341,340
Moriroku Holdings Company, Ltd.	2,700	35,499
Morita Holdings Corp.	8,200	116,000
Morito Company, Ltd.	5,900	57,974
Morozoff, Ltd.	1,600	47,392
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Mory Industries, Inc.	1,200	$37,881
MOS Food Services, Inc.	500	12,038
MrMax Holdings, Ltd.	8,700	39,805
Mugen Estate Company, Ltd.	4,300	62,948
m-up Holdings, Inc.	8,800	96,969
Murakami Corp.	1,700	56,859
Musashi Seimitsu Industry Company, Ltd.	12,700	281,235
Nabtesco Corp.	18,300	295,517
NAC Company, Ltd.	7,000	26,694
Nachi-Fujikoshi Corp.	3,500	72,354
Nafco Company, Ltd.	4,100	53,624
Nagano Keiki Company, Ltd.	3,300	52,463
Nagase & Company, Ltd.	19,500	398,623
Nagawa Company, Ltd.	1,800	75,290
Nagoya Railroad Company, Ltd.	21,300	247,506
Naigai Trans Line, Ltd.	2,100	39,663
Nakabayashi Company, Ltd.	8,300	28,085
Nakamoto Packs Company, Ltd.	800	9,001
Nakamuraya Company, Ltd.	1,600	33,764
Nakanishi, Inc.	14,900	230,943
Nakano Corp.	7,900	34,606
Nakano Refrigerators Company, Ltd. (B)	300	11,887
Nakayama Steel Works, Ltd.	9,000	43,431
Namura Shipbuilding Company, Ltd.	11,372	116,834
Nankai Electric Railway Company, Ltd.	12,100	194,864
Narasaki Sangyo Company, Ltd.	1,600	28,769
Natori Company, Ltd.	4,000	56,508
NEC Capital Solutions, Ltd.	2,400	59,074
NEC Networks & System Integration Corp.	6,700	147,209
NET One Systems Company, Ltd.	21,100	633,968
Neturen Company, Ltd.	8,000	51,918
New Art Holdings Company, Ltd.	3,000	29,519
Nextage Company, Ltd. (B)	10,900	105,448
NHK Spring Company, Ltd.	9,500	110,588
Nicca Chemical Company, Ltd.	2,500	19,010
Nice Corp.	2,300	23,834
Nichias Corp.	10,900	423,248
Nichiban Company, Ltd.	3,400	43,762
Nichicon Corp.	10,873	76,082
Nichiden Corp.	3,600	71,768
Nichiha Corp.	6,300	119,669
Nichimo Company, Ltd.	1,400	17,676
Nichireki Group Company, Ltd.	6,000	96,306
Nichirin Company, Ltd.	2,490	58,222
Nihon Chouzai Company, Ltd.	3,360	31,953
Nihon Dempa Kogyo Company, Ltd.	5,700	34,882
Nihon Dengi Company, Ltd.	1,400	62,374
Nihon Denkei Company, Ltd.	2,100	24,588
Nihon Flush Company, Ltd.	7,000	38,657
Nihon House Holdings Company, Ltd.	13,300	29,073
Nihon Kagaku Sangyo Company, Ltd.	3,200	29,953
Nihon M&A Center Holdings, Inc.	51,000	213,857
Nihon Nohyaku Company, Ltd.	10,100	45,684
Nihon Parkerizing Company, Ltd.	22,300	189,495
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Nihon Tokushu Toryo Company, Ltd.	3,800	$31,747
Nihon Trim Company, Ltd.	1,400	33,874
Niitaka Company, Ltd. (B)	800	9,826
Nikkiso Company, Ltd.	12,900	82,650
Nikko Company, Ltd.	9,100	43,176
Nikkon Holdings Company, Ltd.	27,000	356,595
Nippi, Inc.	400	14,914
Nippn Corp.	12,200	173,323
Nippon Air Conditioning Services Company, Ltd.	8,000	53,682
Nippon Aqua Company, Ltd.	2,800	14,701
Nippon Avionics Company, Ltd. (A)	1,500	23,539
Nippon Beet Sugar Manufacturing Company, Ltd.	2,700	43,335
Nippon Carbide Industries Company, Inc.	2,500	27,037
Nippon Carbon Company, Ltd.	2,100	61,657
Nippon Care Supply Company, Ltd.	700	8,867
Nippon Chemical Industrial Company, Ltd.	2,500	39,799
Nippon Chemi-Con Corp. (A)	5,627	40,964
Nippon Coke & Engineering Company, Ltd.	50,800	32,309
Nippon Concept Corp.	2,300	27,603
Nippon Concrete Industries Company, Ltd.	12,100	30,879
Nippon Denko Company, Ltd.	25,100	48,221
Nippon Densetsu Kogyo Company, Ltd.	9,400	122,081
Nippon Dry-Chemical Company, Ltd.	900	23,863
Nippon Electric Glass Company, Ltd.	15,500	355,453
Nippon Felt Company, Ltd.	5,500	17,574
Nippon Fine Chemical Company, Ltd.	1,100	18,174
Nippon Gas Company, Ltd.	27,400	377,402
Nippon Hume Corp.	5,300	45,684
Nippon Kayaku Company, Ltd.	31,200	263,110
Nippon Kodoshi Corp.	2,000	28,188
Nippon Light Metal Holdings Company, Ltd.	14,620	148,248
Nippon Paper Industries Company, Ltd.	21,300	123,156
Nippon Parking Development Company, Ltd.	49,000	73,786
Nippon Rietec Company, Ltd.	3,000	22,897
Nippon Seiki Company, Ltd.	12,300	85,413
Nippon Seisen Company, Ltd.	5,000	42,218
Nippon Sharyo, Ltd.	2,200	32,624
Nippon Sheet Glass Company, Ltd. (A)	25,900	57,857
Nippon Shinyaku Company, Ltd.	6,500	189,532
Nippon Shokubai Company, Ltd.	25,600	310,941
Nippon Signal Company, Ltd.	10,800	66,135
Nippon Soda Company, Ltd.	11,400	206,519
Nippon Thompson Company, Ltd.	16,500	51,657
Nippon Yakin Kogyo Company, Ltd.	3,020	78,105
Nipro Corp.	35,400	326,978
Nireco Corp.	1,900	18,593
Nishikawa Rubber Company, Ltd.	3,100	43,934
Nishimatsu Construction Company, Ltd.	8,200	277,428
Nishimatsuya Chain Company, Ltd.	9,000	142,325
Nishimoto Company, Ltd.	3,300	42,538
Nishi-Nippon Financial Holdings, Inc.	31,000	412,671
Nishi-Nippon Railroad Company, Ltd.	15,700	241,040
Nishio Holdings Company, Ltd.	5,100	125,354
Nissan Shatai Company, Ltd.	15,300	115,540
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	$23,944
Nissei ASB Machine Company, Ltd.	2,000	69,019
Nissei Plastic Industrial Company, Ltd.	3,900	23,633
Nissha Company, Ltd.	10,400	113,270
Nisshin Group Holdings Company, Ltd.	10,300	35,547
Nisshinbo Holdings, Inc.	34,557	203,178
Nissin Corp.	3,800	110,866
Nisso Holdings Company, Ltd.	4,000	20,440
Nissui Corp.	73,400	459,750
Nitta Corp.	5,100	120,067
Nittetsu Mining Company, Ltd.	2,700	76,020
Nitto Fuji Flour Milling Company, Ltd.	800	34,101
Nitto Kogyo Corp.	6,200	116,724
Nitto Kohki Company, Ltd.	3,400	61,274
Nitto Seiko Company, Ltd.	8,700	35,929
Nittoc Construction Company, Ltd.	5,200	34,469
Nittoku Company, Ltd.	2,200	26,984
NJS Company, Ltd.	2,200	54,210
Noda Corp.	2,500	12,779
Noevir Holdings Company, Ltd.	4,100	135,220
Nohmi Bosai, Ltd.	5,200	101,940
Nojima Corp.	15,800	244,617
NOK Corp.	4,600	69,130
Noritake Company, Ltd.	5,000	126,524
Noritsu Koki Company, Ltd.	5,100	153,093
Noritz Corp.	6,800	78,087
North Pacific Bank, Ltd.	66,100	192,895
Nozawa Corp.	2,600	14,905
NPR-RIKEN Corp.	6,468	103,650
NS Tool Company, Ltd.	5,400	26,918
NS United Kaiun Kaisha, Ltd.	2,700	72,149
NSD Company, Ltd.	17,412	400,203
NSW, Inc.	2,300	46,749
NTN Corp.	104,500	164,626
Oat Agrio Company, Ltd.	900	12,166
Obara Group, Inc.	2,400	65,881
Oenon Holdings, Inc.	12,700	34,695
Ohara, Inc.	2,700	21,914
Ohashi Technica, Inc.	2,900	37,483
Ohba Company, Ltd.	2,200	14,645
Ohmoto Gumi Company, Ltd.	2,100	29,794
Ohsho Food Service Corp.	8,700	177,226
Oiles Corp.	5,472	85,548
Okabe Company, Ltd.	9,300	49,222
Okada Aiyon Corp.	2,200	27,227
Okamoto Industries, Inc.	2,400	87,516
Okamoto Machine Tool Works, Ltd.	1,300	34,935
Okamura Corp.	14,300	187,470
Okasan Securities Group, Inc.	39,700	167,931
Oki Electric Industry Company, Ltd.	22,900	143,958
Okinawa Cellular Telephone Company	6,300	184,008
Okinawa Financial Group, Inc.	5,505	88,115
OKUMA Corp.	11,752	242,391
Okumura Corp.	7,700	198,541
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Okura Industrial Company, Ltd.	2,500	$51,950
Okuwa Company, Ltd.	8,900	54,614
Onoken Company, Ltd.	5,300	50,722
Onward Holdings Company, Ltd.	27,800	98,815
Open Up Group, Inc.	3,000	36,355
Optex Group Company, Ltd.	9,000	113,439
Optim Corp. (A)	4,000	19,857
Organo Corp.	1,900	108,815
Oricon, Inc.	2,800	14,613
Orient Corp.	14,010	77,169
Oriental Shiraishi Corp.	30,000	76,422
Oro Company, Ltd.	2,100	34,267
Osaka Organic Chemical Industry, Ltd.	3,000	53,375
Osaka Steel Company, Ltd.	2,900	64,427
OSAKA Titanium Technologies Company, Ltd. (B)	2,200	29,139
Osaki Electric Company, Ltd.	12,000	60,800
OSG Corp.	20,900	245,168
OUG Holdings, Inc.	1,700	29,487
Oyo Corp.	5,500	87,666
Ozu Corp.	2,000	22,073
Pacific Industrial Company, Ltd.	10,800	93,533
Pacific Metals Company, Ltd. (A)	4,600	43,440
PAL GROUP Holdings Company, Ltd.	9,900	214,536
PALTAC Corp.	2,500	72,012
Paraca, Inc.	2,500	29,759
Paramount Bed Holdings Company, Ltd.	9,800	165,219
Park24 Company, Ltd.	19,600	235,491
Parker Corp.	4,000	20,841
Pasona Group, Inc.	5,800	76,248
Pegasus Company, Ltd.	7,800	22,385
Penta-Ocean Construction Company, Ltd.	32,000	131,269
People Dreams & Technologies Group Company, Ltd.	2,800	28,092
PeptiDream, Inc. (A)	14,700	289,975
PHC Holdings Corp.	1,300	8,395
PIA Corp. (A)	1,000	20,693
Pickles Holdings Company, Ltd.	4,200	28,683
Pigeon Corp.	31,000	304,882
PILLAR Corp.	4,600	133,646
Pilot Corp.	6,700	214,862
Piolax, Inc.	8,000	130,360
Plus Alpha Consulting Company, Ltd.	800	8,814
Premium Group Company, Ltd.	9,200	161,259
Premium Water Holdings, Inc.	900	18,158
Press Kogyo Company, Ltd.	21,400	75,795
Pressance Corp.	6,300	77,786
Prestige International, Inc.	26,200	116,260
Prima Meat Packers, Ltd.	6,300	91,844
Procrea Holdings, Inc.	7,996	95,045
Pronexus, Inc.	4,800	39,904
Pro-Ship, Inc.	1,900	19,585
Proto Corp.	6,900	62,332
PS Construction Company, Ltd.	2,600	17,827
QB Net Holdings Company, Ltd.	3,200	21,680
Qol Holdings Company, Ltd.	6,800	66,786
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Quick Company, Ltd.	3,200	$43,393
Raccoon Holdings, Inc.	5,700	27,730
Raito Kogyo Company, Ltd.	10,800	157,378
Raiznext Corp.	7,500	74,507
Rakus Company, Ltd.	5,200	71,301
Rasa Corp.	2,900	26,083
Rasa Industries, Ltd.	1,600	28,686
Relo Group, Inc.	11,600	137,138
Renaissance, Inc. (B)	1,700	11,615
Rengo Company, Ltd.	47,700	282,795
RENOVA, Inc. (A)	3,700	19,718
Resorttrust, Inc.	19,500	387,526
Restar Corp.	3,600	57,280
Retail Partners Company, Ltd.	6,600	54,782
Rheon Automatic Machinery Company, Ltd.	4,900	45,913
Rhythm Company, Ltd.	2,000	50,661
Ricoh Leasing Company, Ltd.	3,500	120,303
Riken Keiki Company, Ltd.	6,400	161,015
Riken Technos Corp.	8,800	62,747
Riken Vitamin Company, Ltd.	5,500	91,392
Ringer Hut Company, Ltd.	200	2,953
Rion Company, Ltd.	2,300	39,740
Riso Kyoiku Company, Ltd.	11,500	22,154
Rock Field Company, Ltd. (B)	3,800	38,074
Rokko Butter Company, Ltd.	4,700	43,524
Roland Corp.	700	17,868
Round One Corp.	46,000	319,188
Royal Holdings Company, Ltd.	1,500	24,384
Ryobi, Ltd.	5,700	79,885
Ryoden Corp.	4,100	62,564
Ryoyo Ryosan Holdings, Inc.	1,926	29,154
S Foods, Inc.	5,100	89,726
S&B Foods, Inc.	2,100	70,077
Sac’s Bar Holdings, Inc.	5,600	34,304
Saibu Gas Holdings Company, Ltd.	6,300	73,538
Saint-Care Holding Corp.	3,300	16,342
Saizeriya Company, Ltd.	1,800	63,518
Sakai Chemical Industry Company, Ltd.	3,600	61,489
Sakai Heavy Industries, Ltd.	1,600	25,242
Sakai Moving Service Company, Ltd.	5,700	90,453
Sakata INX Corp.	10,700	109,270
Sakura Internet, Inc.	3,200	97,836
Sala Corp.	12,700	68,460
Samty Holdings Company, Ltd.	6,500	142,498
San Holdings, Inc.	5,200	35,624
San ju San Financial Group, Inc.	5,420	73,135
San-A Company, Ltd.	11,000	201,009
San-Ai Obbli Company, Ltd.	14,000	177,075
Sangetsu Corp.	11,400	219,923
Sanken Electric Company, Ltd. (A)	4,187	156,138
Sanki Engineering Company, Ltd.	10,000	194,320
Sanko Gosei, Ltd.	3,100	12,211
Sanko Metal Industrial Company, Ltd.	600	17,166
Sankyo Frontier Company, Ltd.	2,600	34,316
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Sankyo Seiko Company, Ltd.	8,200	$33,159
Sankyo Tateyama, Inc.	7,500	35,281
Sankyu, Inc.	8,500	294,226
Sanoh Industrial Company, Ltd.	8,800	42,966
Sansei Technologies, Inc.	3,900	32,135
Sansha Electric Manufacturing Company, Ltd.	1,000	5,897
Sanshin Electronics Company, Ltd.	2,200	27,724
Sanyo Chemical Industries, Ltd.	3,500	92,084
Sanyo Denki Company, Ltd.	2,200	121,926
Sanyo Electric Railway Company, Ltd.	4,100	55,259
Sanyo Engineering & Construction, Inc.	1,900	9,374
Sanyo Shokai, Ltd.	2,200	39,001
Sanyo Special Steel Company, Ltd.	4,729	57,835
Sanyo Trading Company, Ltd.	6,100	60,942
Sato Holdings Corp.	6,800	100,872
Sato Shoji Corp.	3,900	35,849
Satori Electric Company, Ltd.	2,900	35,223
Sawai Group Holdings Company, Ltd.	28,500	414,457
SAXA, Inc.	1,800	32,069
SBI ARUHI Corp.	3,200	17,551
SBI Global Asset Management Company, Ltd.	7,600	31,315
SBI Insurance Group Company, Ltd.	2,300	15,013
SBS Holdings, Inc.	4,300	69,394
Scroll Corp.	7,400	50,744
SEC Carbon, Ltd.	2,500	34,501
Seed Company, Ltd.	3,300	10,579
Seika Corp.	1,400	45,249
Seikagaku Corp.	10,400	55,450
Seikitokyu Kogyo Company, Ltd.	1,700	17,204
Seiko Electric Company, Ltd.	1,100	8,948
Seiko Group Corp.	7,100	196,068
Seiren Company, Ltd.	11,200	206,937
Sekisui Jushi Corp.	5,100	72,572
Sekisui Kasei Company, Ltd.	9,800	23,685
SEMITEC Corp.	1,200	13,848
Senko Group Holdings Company, Ltd.	29,600	297,844
Senshu Electric Company, Ltd.	2,800	94,016
Senshu Ikeda Holdings, Inc.	61,700	160,117
Senshukai Company, Ltd. (A)	13,900	28,238
Seria Company, Ltd.	11,700	219,535
Seven Bank, Ltd.	65,800	144,373
Shibaura Electronics Company, Ltd.	3,800	81,253
Shibaura Machine Company, Ltd.	6,000	140,508
Shibaura Mechatronics Corp.	3,300	163,490
Shibuya Corp.	4,700	121,347
SHIFT, Inc. (A)	1,600	181,879
Shikibo, Ltd.	2,100	13,912
Shikoku Electric Power Company, Inc.	38,400	316,145
Shikoku Kasei Holdings Corp.	7,100	96,157
Shima Seiki Manufacturing, Ltd.	6,800	47,755
Shimadaya Corp. (A)	2,100	20,057
Shimojima Company, Ltd.	3,900	33,197
Shin Maint Holdings Company, Ltd.	1,200	12,638
Shin Nippon Air Technologies Company, Ltd.	2,700	70,259
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Shin Nippon Biomedical Laboratories, Ltd.	5,200	$55,600
Shinagawa Refractories Company, Ltd.	6,400	70,699
Shindengen Electric Manufacturing Company, Ltd.	1,600	25,674
Shin-Etsu Polymer Company, Ltd.	10,900	116,849
Shinki Bus Company, Ltd.	1,300	29,896
Shinko Shoji Company, Ltd.	5,900	39,361
Shinmaywa Industries, Ltd.	14,300	123,576
Shinnihon Corp.	7,200	72,662
Shinnihonseiyaku Company, Ltd.	2,700	34,843
Shinsho Corp.	1,200	48,027
Shinwa Company, Ltd.	2,600	48,586
Shinwa Company, Ltd. (Gifu)	2,700	13,612
Ship Healthcare Holdings, Inc.	14,700	216,785
Shizuoka Gas Company, Ltd.	10,200	70,111
Shoei Company, Ltd.	12,000	198,426
Shoei Foods Corp.	500	14,487
Showa Sangyo Company, Ltd.	5,100	94,619
SIGMAXYZ Holdings, Inc.	16,800	101,272
Siix Corp.	7,700	57,834
Simplex Holdings, Inc.	1,300	21,825
Sinanen Holdings Company, Ltd.	1,400	59,368
Sinfonia Technology Company, Ltd.	6,600	255,975
Sinko Industries, Ltd.	12,900	120,440
Sintokogio, Ltd.	9,300	57,993
SK Kaken Company, Ltd.	1,000	59,853
SK-Electronics Company, Ltd.	1,900	24,337
SKY Perfect JSAT Holdings, Inc.	36,800	213,220
Smaregi, Inc. (A)	1,600	33,333
SMK Corp.	1,900	30,885
SMS Company, Ltd.	9,800	109,415
Soda Nikka Company, Ltd.	4,500	33,848
Sodick Company, Ltd.	11,700	55,877
Soft99 Corp.	6,300	62,439
Softcreate Holdings Corp.	4,400	64,804
Software Service, Inc.	700	66,195
Soken Chemical & Engineering Company, Ltd.	2,300	46,913
Solasto Corp.	16,100	49,711
Soliton Systems KK	3,800	29,378
Sotetsu Holdings, Inc.	14,000	230,112
Space Company, Ltd.	2,970	22,392
Sparx Group Company, Ltd.	5,180	50,036
SPK Corp.	1,800	24,234
S-Pool, Inc.	21,400	45,685
SRA Holdings	2,500	71,581
SRE Holdings Corp. (A)	3,300	71,662
St. Marc Holdings Company, Ltd.	700	11,682
Star Mica Holdings Company, Ltd.	8,400	38,169
Star Micronics Company, Ltd.	10,100	122,832
Starts Corp., Inc.	7,900	194,498
Starzen Company, Ltd.	3,900	74,046
Stella Chemifa Corp.	2,600	68,798
Step Company, Ltd.	2,900	39,313
Strike Company, Ltd.	2,600	66,939
Studio Alice Company, Ltd.	2,700	37,823
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Subaru Enterprise Company, Ltd.	2,500	$48,274
Sugimoto & Company, Ltd.	5,000	45,378
Sumida Corp.	7,800	50,650
Suminoe Textile Company, Ltd.	199	2,625
Sumiseki Holdings, Inc. (B)	4,000	22,665
Sumitomo Bakelite Company, Ltd.	600	14,646
Sumitomo Densetsu Company, Ltd.	4,200	135,152
Sumitomo Mitsui Construction Company, Ltd.	35,060	92,470
Sumitomo Osaka Cement Company, Ltd.	8,200	182,830
Sumitomo Riko Company, Ltd.	9,500	99,334
Sumitomo Seika Chemicals Company, Ltd.	1,800	56,733
Sun Frontier Fudousan Company, Ltd.	7,200	90,512
Sun-Wa Technos Corp.	2,400	34,905
Suruga Bank, Ltd.	36,800	249,540
Suzuki Company, Ltd.	4,100	52,542
SWCC Corp.	7,200	363,301
System Research Company, Ltd.	2,800	25,960
System Support, Inc.	1,100	13,357
Systems Engineering Consultants Company, Ltd.	600	17,001
Systena Corp.	72,300	170,926
Syuppin Company, Ltd.	5,600	37,552
T Hasegawa Company, Ltd.	5,100	111,502
T RAD Company, Ltd.	1,500	34,451
Tachibana Eletech Company, Ltd.	4,500	77,300
Tachikawa Corp.	3,500	31,546
Tachi-S Company, Ltd.	8,000	90,896
Tadano, Ltd.	25,300	191,702
Taihei Dengyo Kaisha, Ltd.	2,800	93,197
Taiheiyo Cement Corp.	1,900	48,451
Taiho Kogyo Company, Ltd.	6,000	24,254
Taikisha, Ltd.	6,200	194,491
Taisei Lamick Company, Ltd.	1,900	31,820
Taisei Oncho Company, Ltd.	500	13,110
Taiyo Holdings Company, Ltd.	9,900	283,544
Taiyo Yuden Company, Ltd.	12,400	177,311
Takamatsu Construction Group Company, Ltd.	3,700	64,583
Takamiya Company, Ltd.	9,700	26,819
Takaoka Toko Company, Ltd.	1,970	26,207
Takara & Company, Ltd.	2,500	45,277
Takara Bio, Inc.	10,800	74,488
Takara Holdings, Inc.	36,200	312,019
Takara Standard Company, Ltd.	7,600	83,418
Takasago International Corp.	3,500	127,408
Takasago Thermal Engineering Company, Ltd.	5,700	227,323
Takashima & Company, Ltd.	4,200	34,594
Takashimaya Company, Ltd.	3,000	23,983
Take And Give Needs Company, Ltd.	1,200	7,401
TAKEBISHI Corp.	2,500	34,904
Takeuchi Manufacturing Company, Ltd.	9,000	291,749
Takuma Company, Ltd.	14,300	157,315
Tama Home Company, Ltd. (B)	3,500	85,781
Tamron Company, Ltd.	8,800	252,334
Tamura Corp.	16,600	55,214
Tanabe Engineering Corp.	1,900	22,110
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Tanaka Chemical Corp. (A)	3,400	$12,890
Tanseisha Company, Ltd.	10,700	57,959
Tasuki Holdings, Inc.	3,900	20,470
Tayca Corp.	4,200	44,550
Tazmo Company, Ltd. (B)	3,000	52,261
TDC Soft, Inc.	7,800	69,533
TechMatrix Corp.	9,800	161,719
Techno Medica Company, Ltd.	2,400	28,967
Techno Ryowa, Ltd.	3,800	61,096
Techno Smart Corp.	3,200	36,790
Technoflex Corp.	1,300	9,602
TechnoPro Holdings, Inc.	12,600	231,505
Tecnos Japan, Inc.	3,900	19,665
Teijin, Ltd.	33,700	296,987
Teikoku Electric Manufacturing Company, Ltd.	3,500	65,099
Teikoku Sen-I Company, Ltd.	4,800	79,267
Teikoku Tsushin Kogyo Company, Ltd.	2,800	59,464
Tekken Corp.	3,200	48,064
Tenma Corp.	4,300	86,461
Tenpos Holdings Company, Ltd.	1,400	32,412
Tera Probe, Inc.	700	13,146
Terasaki Electric Company, Ltd.	700	10,098
Tess Holdings Company, Ltd.	8,200	15,039
T-Gaia Corp.	4,800	85,403
The 77 Bank, Ltd.	14,300	421,525
The Akita Bank, Ltd.	4,600	63,869
The Awa Bank, Ltd.	8,700	166,696
The Bank of Iwate, Ltd.	3,900	68,739
The Bank of Nagoya, Ltd.	2,800	115,223
The Bank of Saga, Ltd.	3,400	46,933
The Chiba Kogyo Bank, Ltd.	10,800	98,008
The Ehime Bank, Ltd.	8,450	58,245
The First Bank of Toyama, Ltd.	12,900	92,713
The Fukui Bank, Ltd.	4,918	60,333
The Furukawa Battery Company, Ltd.	200	1,833
The Gunma Bank, Ltd.	4,500	32,773
The Hyakugo Bank, Ltd.	50,800	204,540
The Hyakujushi Bank, Ltd.	6,000	123,140
The Keiyo Bank, Ltd.	25,300	134,574
The Kita-Nippon Bank, Ltd.	2,500	45,889
The Kiyo Bank, Ltd.	18,139	250,686
The Miyazaki Bank, Ltd.	3,700	73,975
The Monogatari Corp.	7,900	190,947
The Musashino Bank, Ltd.	6,500	125,850
The Nanto Bank, Ltd.	6,500	132,182
The Nippon Road Company, Ltd.	6,500	73,643
The Nisshin Oillio Group, Ltd.	6,600	222,424
The Ogaki Kyoritsu Bank, Ltd.	10,000	123,217
The Oita Bank, Ltd.	3,900	78,941
The Okinawa Electric Power Company, Inc.	11,664	73,750
The Pack Corp.	3,700	88,304
The San-In Godo Bank, Ltd.	36,700	296,209
The Shibusawa Warehouse Company, Ltd.	2,700	55,621
The Shiga Bank, Ltd.	8,700	215,538
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
The Shikoku Bank, Ltd.	8,800	$64,196
The Shimizu Bank, Ltd.	2,800	27,644
The Sumitomo Warehouse Company, Ltd.	12,476	229,348
The Taiko Bank, Ltd.	3,400	32,189
The Tochigi Bank, Ltd.	20,400	36,612
The Toho Bank, Ltd.	52,600	95,384
The Tohoku Bank, Ltd.	3,800	27,838
The Torigoe Company, Ltd.	5,900	27,043
The Tottori Bank, Ltd.	3,400	27,683
The Towa Bank, Ltd.	8,000	33,509
The Yamagata Bank, Ltd.	6,300	40,179
The Yamanashi Chuo Bank, Ltd.	6,351	73,709
THK Company, Ltd.	3,200	77,421
Tigers Polymer Corp.	4,200	18,891
TKC Corp.	6,900	178,085
Toa Corp. (Hyogo)	7,100	43,264
Toa Corp. (Tokyo)	14,800	117,834
TOA ROAD Corp.	8,000	67,712
Toagosei Company, Ltd.	22,500	229,029
Toba, Inc.	800	18,707
Tobishima Holdings, Inc.	3,820	39,947
TOC Company, Ltd.	9,300	39,663
Tocalo Company, Ltd.	14,900	175,874
Toda Corp.	37,200	234,583
Toei Company, Ltd.	2,500	106,492
Toenec Corp.	10,500	67,398
Toho Acetylene Company, Ltd.	4,500	10,892
Toho Company, Ltd.	1,500	27,778
Toho Gas Company, Ltd.	1,300	34,003
Toho Holdings Company, Ltd.	10,900	311,546
Toho Titanium Company, Ltd.	9,200	63,922
Toho Zinc Company, Ltd. (A)	3,600	19,190
Tohokushinsha Film Corp.	12,000	46,703
Tokai Carbon Company, Ltd.	50,800	308,485
Tokai Corp.	5,400	76,947
TOKAI Holdings Corp.	26,800	164,445
Tokai Rika Company, Ltd.	13,000	179,649
Tokai Tokyo Financial Holdings, Inc.	47,100	149,751
Token Corp.	1,350	98,481
Tokushu Tokai Paper Company, Ltd.	2,100	49,309
Tokuyama Corp.	15,800	282,120
Tokyo Electron Device, Ltd.	4,400	91,154
Tokyo Energy & Systems, Inc.	6,000	41,288
Tokyo Individualized Educational Institute, Inc.	7,900	20,495
Tokyo Keiki, Inc.	800	17,860
Tokyo Kiraboshi Financial Group, Inc.	5,958	166,251
Tokyo Rope Manufacturing Company, Ltd.	1,700	14,175
Tokyo Sangyo Company, Ltd.	6,600	31,396
Tokyo Seimitsu Company, Ltd.	1,900	92,169
Tokyo Steel Manufacturing Company, Ltd.	10,100	100,382
Tokyo Tekko Company, Ltd.	1,700	72,587
Tokyotokeiba Company, Ltd.	3,700	105,756
Tokyu Construction Company, Ltd.	22,400	103,339
Toli Corp.	11,000	33,786
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Tomato Bank, Ltd.	3,200	$23,937
Tomen Devices Corp.	900	40,067
Tomoe Corp.	7,600	50,306
Tomoe Engineering Company, Ltd.	1,900	48,459
Tomoku Company, Ltd.	2,900	42,241
TOMONY Holdings, Inc.	44,000	132,324
Tomy Company, Ltd.	16,200	459,514
Tonami Holdings Company, Ltd.	1,800	67,380
Topcon Corp.	25,200	268,618
Topre Corp.	9,700	121,953
Topy Industries, Ltd.	3,600	45,003
Torex Semiconductor, Ltd.	2,300	19,690
Toridoll Holdings Corp. (B)	5,800	141,540
Torii Pharmaceutical Company, Ltd.	3,700	119,741
Torishima Pump Manufacturing Company, Ltd.	4,600	71,984
Tosei Corp.	7,300	119,118
Toshiba TEC Corp.	6,900	167,654
Tosho Company, Ltd.	2,700	11,489
Totech Corp.	6,000	98,410
Totetsu Kogyo Company, Ltd.	6,100	130,985
Toukei Computer Company, Ltd.	1,200	34,596
Towa Corp.	15,000	159,863
Towa Pharmaceutical Company, Ltd.	6,900	129,889
Toyo Construction Company, Ltd.	19,100	163,996
Toyo Corp.	8,200	79,933
Toyo Engineering Corp.	7,500	34,858
Toyo Gosei Company, Ltd.	1,400	54,740
Toyo Kanetsu KK	1,600	44,062
Toyo Machinery & Metal Company, Ltd.	6,200	26,670
Toyo Securities Company, Ltd.	15,100	63,062
Toyo Tanso Company, Ltd.	3,200	93,910
Toyo Tire Corp.	10,800	168,190
Toyobo Company, Ltd.	22,506	139,650
Toyoda Gosei Company, Ltd.	4,800	79,191
Toyota Boshoku Corp.	3,600	45,837
TPR Company, Ltd.	6,400	100,459
Traders Holdings Company, Ltd.	6,220	43,378
Transaction Company, Ltd.	3,700	55,468
Transcosmos, Inc.	4,900	113,451
TRE Holdings Corp.	5,276	57,329
Treasure Factory Company, Ltd.	2,200	19,112
Trenders, Inc.	1,200	7,035
Trinity Industrial Corp.	2,000	14,380
Trusco Nakayama Corp.	12,300	176,640
TS Tech Company, Ltd.	21,900	241,926
TSI Holdings Company, Ltd.	12,005	71,716
Tsubaki Nakashima Company, Ltd.	10,000	34,155
Tsubakimoto Chain Company	20,400	255,574
Tsubakimoto Kogyo Company, Ltd.	3,400	43,028
Tsuburaya Fields Holdings, Inc.	5,000	71,855
Tsugami Corp.	11,400	103,656
Tsukishima Holdings Company, Ltd.	6,200	60,410
Tsukuba Bank, Ltd.	16,500	25,634
Tsumura & Company	14,200	457,561
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tsurumi Manufacturing Company, Ltd.	4,400	$105,279
Tsutsumi Jewelry Company, Ltd.	2,500	34,792
Tsuzuki Denki Company, Ltd.	2,100	34,605
TV Asahi Holdings Corp.	5,400	78,883
Tv Tokyo Holdings Corp.	1,900	38,886
TYK Corp.	6,400	18,033
UACJ Corp.	8,471	305,822
UBE Corp.	22,900	368,084
Uchida Yoko Company, Ltd.	1,900	88,695
Ueki Corp.	1,200	12,320
ULS Group, Inc.	600	20,746
Ulvac, Inc.	700	28,883
U-Next Holdings Company, Ltd.	12,300	137,282
Unipres Corp.	8,800	56,371
UNIRITA, Inc.	700	9,294
United Arrows, Ltd.	5,700	100,103
United Super Markets Holdings, Inc. (B)	16,936	97,001
UNITED, Inc.	6,800	36,304
Unitika, Ltd. (A)	23,900	31,044
Universal Entertainment Corp.	6,500	46,234
Urbanet Corp. Company, Ltd.	3,800	11,622
User Local, Inc.	1,400	19,445
Ushio, Inc.	21,700	296,296
UT Group Company, Ltd.	8,000	108,918
V Technology Company, Ltd.	1,800	26,633
Valor Holdings Company, Ltd.	9,100	131,350
Valqua, Ltd.	4,800	105,591
Value HR Company, Ltd. (B)	4,200	54,268
ValueCommerce Company, Ltd.	4,800	36,315
Vector, Inc.	7,100	45,985
Vertex Corp.	4,320	55,769
Vision, Inc.	7,300	70,379
Visional, Inc. (A)	2,900	153,243
Vital KSK Holdings, Inc.	10,700	84,964
VT Holdings Company, Ltd.	19,400	61,116
Wacoal Holdings Corp.	9,700	332,670
Wacom Company, Ltd.	1,000	4,737
Wakachiku Construction Company, Ltd.	1,800	43,600
Wakita & Company, Ltd.	9,500	99,199
Warabeya Nichiyo Holdings Company, Ltd.	2,700	35,800
Waseda Academy Company, Ltd.	2,900	35,205
Watahan & Company, Ltd.	4,400	44,662
WATAMI Company, Ltd.	1,600	10,995
WDB Holdings Company, Ltd.	2,900	32,414
Weathernews, Inc.	3,200	59,623
Wellneo Sugar Company, Ltd.	3,300	47,677
Wellnet Corp.	2,500	14,838
West Holdings Corp.	5,309	66,994
Will Group, Inc.	4,400	28,104
WingArc1st, Inc.	4,500	98,882
World Company, Ltd.	7,000	102,988
World Holdings Company, Ltd.	2,000	27,768
Xebio Holdings Company, Ltd.	7,100	53,224
Yahagi Construction Company, Ltd.	7,000	68,562
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
YAKUODO Holdings Company, Ltd.	3,000	$40,918
YAMABIKO Corp.	9,000	148,911
YAMADA Consulting Group Company, Ltd.	1,800	24,635
Yamaguchi Financial Group, Inc.	4,400	46,769
Yamaichi Electronics Company, Ltd.	6,000	92,006
Yamatane Corp.	1,900	46,441
Yamato Corp.	5,600	46,137
Yamaura Corp.	1,600	12,403
Yamaya Corp.	1,800	34,195
Yamazawa Company, Ltd.	1,800	14,012
Yamazen Corp.	14,600	125,634
Yaoko Company, Ltd.	2,300	142,058
Yashima Denki Company, Ltd.	4,800	50,172
Yasuda Logistics Corp.	5,200	58,038
YE Digital Corp.	1,900	9,147
Yellow Hat, Ltd.	8,200	140,960
Yodogawa Steel Works, Ltd.	5,165	178,793
Yokogawa Bridge Holdings Corp.	9,200	169,561
Yokorei Company, Ltd.	13,200	70,219
Yokowo Company, Ltd.	5,000	53,547
Yomeishu Seizo Company, Ltd.	2,800	47,055
Yondenko Corp.	7,200	71,158
Yondoshi Holdings, Inc.	1,959	24,058
Yonex Company, Ltd.	11,900	159,099
Yonkyu Company, Ltd.	1,200	15,900
Yorozu Corp.	6,100	46,826
Yoshinoya Holdings Company, Ltd.	16,000	347,950
Yotai Refractories Company, Ltd.	3,100	31,865
Yuasa Funashoku Company, Ltd.	1,100	27,148
Yuasa Trading Company, Ltd.	4,000	115,704
Yukiguni Maitake Company, Ltd.	5,000	34,840
Yurtec Corp.	10,300	98,730
Yushin Precision Equipment Company, Ltd.	3,000	13,584
Yushiro Chemical Industry Company, Ltd.	2,800	39,666
Yutaka Giken Company, Ltd.	1,600	19,818
Zacros Corp.	3,800	104,810
Zaoh Company, Ltd.	1,800	29,015
Zenitaka Corp.	600	15,868
Zenkoku Hosho Company, Ltd.	1,300	46,608
Zenrin Company, Ltd.	8,600	46,506
Zeon Corp.	17,700	166,286
ZERIA Pharmaceutical Company, Ltd.	5,700	88,622
ZIGExN Company, Ltd.	14,200	50,102
Zuiko Corp.	4,400	36,985
Jordan 0.1%		514,158
Hikma Pharmaceuticals PLC	20,997	514,158
Liechtenstein 0.1%		364,610
Liechtensteinische Landesbank AG	3,618	282,038
VP Bank AG, Class A	976	82,572
Luxembourg 0.4%		1,984,539
APERAM SA	11,360	325,162
Aroundtown SA (A)	184,123	614,607
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Luxembourg (continued)
B&S Group Sarl (D)	5,479	$26,379
Befesa SA (B)(D)	9,885	210,822
d’Amico International Shipping SA	15,822	68,566
Grand City Properties SA (A)	21,603	285,872
RTL Group SA (B)	3,190	82,146
SES SA	88,834	306,306
Sword Group	1,702	64,679
Macau 0.0%		90,183
Wynn Macau, Ltd.	119,600	90,183
Malaysia 0.0%		51,765
Frencken Group, Ltd.	52,800	46,661
Pentamaster International, Ltd.	62,000	5,104
Malta 0.0%		12,042
Gentoo Media, Inc. (A)	5,338	12,042
Mexico 0.0%		145,032
Fresnillo PLC	17,653	145,032
Monaco 0.0%		45,817
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	45,817
Mongolia 0.0%		121,738
Mongolian Mining Corp. (A)	114,000	121,738
Netherlands 1.9%		9,843,348
Aalberts NV	22,954	879,926
Acomo NV	4,872	90,062
Alfen N.V. (A)(B)(D)	4,865	58,442
AMG Critical Materials NV (B)	7,182	108,121
Arcadis NV	19,076	1,257,622
Argo Properties NV (A)	517	13,903
Basic-Fit NV (A)(D)	11,021	247,135
BE Semiconductor Industries NV	1,964	233,521
Brack Capital Properties NV (A)	1,254	99,282
Brunel International NV (B)	4,689	43,606
Corbion NV	14,016	325,203
CTP NV (D)	16,467	264,653
Flow Traders, Ltd.	7,618	169,638
ForFarmers NV	13,376	45,638
Fugro NV	27,063	490,736
IMCD NV	7,747	1,162,293
Just Eat Takeaway.com NV (A)(D)	642	10,295
Kendrion NV	3,840	44,058
Koninklijke BAM Groep NV	79,475	340,922
Koninklijke Heijmans NV	5,216	159,483
Koninklijke Vopak NV	14,100	659,498
Nedap NV	1,232	68,983
OCI NV (A)	13,112	153,239
Pharming Group NV (A)(B)	105,944	81,760
PostNL NV (B)	68,006	74,298
PPHE Hotel Group, Ltd.	4,959	74,236
Randstad NV	13,639	598,952
SBM Offshore NV	33,843	611,953
SIF Holding NV (A)	2,116	27,857
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Netherlands (continued)
Signify NV (D)	28,938	$646,980
Sligro Food Group NV	5,272	59,483
TKH Group NV	9,206	299,084
TomTom NV (A)(B)	15,955	88,766
Van Lanschot Kempen NV	7,902	353,720
New Zealand 0.4%		1,883,424
Air New Zealand, Ltd.	288,020	94,703
Briscoe Group, Ltd.	11,818	37,462
Channel Infrastructure NZ, Ltd.	46,980	49,507
Chorus, Ltd.	15,464	81,981
Comvita, Ltd.	3,159	1,853
Delegat Group, Ltd.	9,275	29,399
Fletcher Building, Ltd. (A)	11,864	21,883
Freightways Group, Ltd. (B)	26,522	161,885
Genesis Energy, Ltd.	16,461	22,032
Gentrack Group, Ltd. (A)	9,421	78,380
Hallenstein Glasson Holdings, Ltd.	12,034	54,874
Heartland Group Holdings, Ltd.	151,314	87,868
Investore Property, Ltd.	71,158	50,578
KMD Brands, Ltd. (A)	103,491	25,416
Manawa Energy, Ltd.	10,579	32,592
Napier Port Holdings, Ltd.	4,702	6,805
NZME, Ltd.	72,696	47,028
NZX, Ltd.	76,720	67,791
Oceania Healthcare, Ltd. (A)	113,880	53,305
PGG Wrightson, Ltd. (A)	6,900	7,164
Rakon, Ltd. (A)	10,875	3,861
Restaurant Brands New Zealand, Ltd. (A)	8,039	17,001
Sanford, Ltd.	22,753	57,128
Scales Corp., Ltd.	25,768	63,955
Serko, Ltd. (A)	10,833	23,702
Skellerup Holdings, Ltd.	32,456	100,920
SKY Network Television, Ltd.	36,695	53,295
SKYCITY Entertainment Group, Ltd. (B)	105,720	90,805
Steel & Tube Holdings, Ltd.	21,933	11,568
Summerset Group Holdings, Ltd.	22,924	174,291
The Warehouse Group, Ltd.	25,288	15,584
Tourism Holdings, Ltd.	27,217	33,050
TOWER, Ltd.	112,835	90,157
Turners Automotive Group, Ltd.	15,559	49,587
Vista Group International, Ltd. (A)	49,259	86,014
Norway 0.7%		3,800,903
2020 Bulkers, Ltd.	2,700	31,396
ABG Sundal Collier Holding ASA	104,339	62,726
Akastor ASA	32,659	37,587
Aker BioMarine ASA	1,236	6,706
AMSC ASA (A)	15,163	38,074
Atea ASA (A)	16,653	205,124
Austevoll Seafood ASA	1,648	15,102
Avance Gas Holding, Ltd. (B)(D)	4,037	41,637
Axactor ASA (A)(B)	47,680	14,890
B2 Impact ASA	55,643	49,176
Belships ASA	19,970	32,970
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway (continued)
BEWi ASA (A)	4,257	$8,970
BLUENORD ASA (A)(B)	4,557	243,591
Bonheur ASA	4,309	107,574
Borregaard ASA	2,633	43,763
Bouvet ASA	18,979	122,380
BW Offshore, Ltd.	21,303	53,924
Cloudberry Clean Energy ASA (A)	29,651	30,361
Crayon Group Holding ASA (A)(D)	14,612	167,825
DNO ASA	103,277	95,711
Elkem ASA (A)(D)	26,712	44,165
Elmera Group ASA (D)	23,730	85,217
Elopak ASA	11,474	45,843
Europris ASA (D)	35,404	212,363
FLEX LNG, Ltd.	1,954	47,173
FLEX LNG, Ltd. (New York Stock Exchange) (B)	1,341	32,372
Grieg Seafood ASA (B)	12,141	66,994
Hexagon Composites ASA (A)	24,872	95,709
Hexagon Purus ASA (A)	13,675	6,826
Hofseth BioCare ASA (A)	27,299	3,200
Kid ASA (D)	7,973	92,279
Kitron ASA	37,825	108,019
Klaveness Combination Carriers ASA (D)	2,033	14,576
LINK Mobility Group Holding ASA (A)	25,837	56,748
Medistim ASA	2,819	38,806
Morrow Bank ASA (A)(B)	16,702	12,909
MPC Container Ships ASA	81,418	159,738
Multiconsult ASA (D)	4,235	74,268
Norbit ASA	4,920	42,863
Nordic Mining ASA (A)(B)	11,583	26,636
Norske Skog ASA (A)(B)(D)	14,010	26,774
Norwegian Air Shuttle ASA (A)(B)	70,682	72,204
NRC Group ASA (A)	12,835	5,553
Odfjell Drilling, Ltd.	25,549	112,745
Odfjell SE, A Shares	5,085	50,308
OKEA ASA	6,814	12,354
Otello Corp. ASA (A)	16,811	11,713
Panoro Energy ASA (A)	18,518	44,750
Pareto Bank ASA	9,307	54,484
Pexip Holding ASA	5,005	20,492
PhotoCure ASA (A)	7,868	35,090
Rana Gruber ASA	5,508	38,410
Rogaland Sparebank	1,787	19,911
SATS ASA (A)	6,705	15,008
Scatec ASA (A)(D)	14,212	104,359
Sea1 offshore, Inc.	10,316	27,139
Selvaag Bolig ASA	10,125	31,037
SpareBank 1 Helgeland	791	10,038
Sparebank 1 Oestlandet	4,664	63,674
Sparebanken More	7,071	56,294
Veidekke ASA	23,421	290,210
Wilh Wilhelmsen Holding ASA, Class A	353	12,968
Zaptec ASA (A)(B)	10,602	9,197
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Peru 0.1%		$293,380
Hochschild Mining PLC (A)	107,762	293,380
Philippines 0.0%		8,140
Del Monte Pacific, Ltd. (A)	136,300	8,140
Poland 0.0%		240,455
InPost SA (A)	13,731	240,455
Portugal 0.4%		2,202,895
Altri SGPS SA	17,993	94,717
Banco Comercial Portugues SA	2,225,234	1,053,287
Corticeira Amorim SGPS SA	6,510	57,264
CTT-Correios de Portugal SA	19,359	91,375
Ibersol SGPS SA	4,333	34,290
Mota-Engil SGPS SA (B)	26,139	72,171
NOS SGPS SA	43,695	159,798
REN - Redes Energeticas Nacionais SGPS SA	96,289	250,408
Semapa-Sociedade de Investimento e Gestao	1,051	15,348
Sonae SGPS SA	184,232	183,663
The Navigator Company SA	52,509	190,574
Singapore 1.0%		5,324,706
AEM Holdings, Ltd. (A)(B)	47,167	46,583
Avarga, Ltd. (A)	74,200	13,549
Aztech Global, Ltd.	44,700	23,220
Banyan Tree Holdings, Ltd.	78,000	20,099
Bonvests Holdings, Ltd.	36,400	24,165
Boustead Singapore, Ltd.	108,820	80,856
BRC Asia, Ltd.	15,100	28,504
Bukit Sembawang Estates, Ltd.	34,700	91,204
Capitaland India Trust	196,192	161,404
Centurion Corp., Ltd.	43,300	30,404
China Aviation Oil Singapore Corp., Ltd.	72,800	48,671
China Sunsine Chemical Holdings, Ltd.	152,100	54,502
Chuan Hup Holdings, Ltd.	109,000	12,931
ComfortDelGro Corp., Ltd.	322,500	351,595
COSCO Shipping International Singapore Company, Ltd. (A)(B)	278,500	28,292
CSE Global, Ltd.	98,494	34,225
CW Group Holdings, Ltd. (A)(C)	135,000	3,207
Delfi, Ltd.	56,500	34,393
Ezion Holdings, Ltd. (A)(C)	1,126,020	0
Ezra Holdings, Ltd. (A)(C)	438,996	901
Far East Orchard, Ltd.	60,031	45,717
First Resources, Ltd.	113,100	125,877
Food Empire Holdings, Ltd.	36,000	26,337
Fraser and Neave, Ltd.	70,600	71,704
Fu Yu Corp., Ltd. (A)	142,200	13,486
Gallant Venture, Ltd. (A)	264,000	13,450
Geo Energy Resources, Ltd.	105,900	20,968
Golden Agri-Resources, Ltd.	1,494,300	301,222
GuocoLand, Ltd.	69,700	76,004
Haw Par Corp., Ltd.	19,000	158,862
Hiap Hoe, Ltd.	38,000	16,357
Ho Bee Land, Ltd.	53,300	75,599
Hong Fok Corp., Ltd.	77,336	47,711
Hong Leong Asia, Ltd.	70,600	42,441
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
Hong Leong Finance, Ltd.	84,000	$153,037
Hotel Grand Central, Ltd.	48,457	25,311
HRnetgroup, Ltd.	75,200	38,765
Hyflux, Ltd. (A)(B)(C)	154,800	0
iFAST Corp., Ltd.	20,700	115,031
IGG, Inc.	176,000	80,470
Keppel Infrastructure Trust	843,238	283,232
Low Keng Huat Singapore, Ltd.	64,000	14,142
Marco Polo Marine, Ltd.	526,500	20,449
Metro Holdings, Ltd.	151,300	51,987
Micro-Mechanics Holdings, Ltd.	5,200	6,441
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,342
Nanofilm Technologies International, Ltd.	56,700	33,102
NetLink NBN Trust	439,200	283,718
OM Holdings, Ltd. (A)	69,157	15,332
OUE, Ltd.	53,300	40,613
Oxley Holdings, Ltd. (A)	409,889	22,951
Pacific Century Regional Developments, Ltd.	52,900	12,634
Pan-United Corp., Ltd.	68,750	28,491
Propnex, Ltd.	33,800	22,320
Q&M Dental Group Singapore, Ltd.	57,720	12,290
QAF, Ltd.	59,334	36,974
Raffles Medical Group, Ltd.	187,218	121,657
Riverstone Holdings, Ltd.	47,000	36,495
SBS Transit, Ltd.	27,700	50,461
Sheng Siong Group, Ltd.	137,200	169,052
SHS Holdings, Ltd.	84,000	7,590
SIA Engineering Company, Ltd.	62,300	111,671
SIIC Environment Holdings, Ltd.	412,280	48,903
Sinarmas Land, Ltd.	300,000	68,285
Sing Holdings, Ltd.	79,000	19,748
Sing Investments & Finance, Ltd.	42,900	33,630
Singapore Land Group, Ltd.	46,100	60,612
Singapore Post, Ltd.	306,600	132,865
Singapore Shipping Corp., Ltd.	87,492	16,333
Stamford Land Corp., Ltd.	162,285	44,837
StarHub, Ltd.	112,600	102,603
Straits Trading Company, Ltd.	27,623	30,127
Swiber Holdings, Ltd. (A)(C)	128,250	0
The Hour Glass, Ltd.	46,700	53,348
Thomson Medical Group, Ltd. (A)	654,600	22,972
Tuan Sing Holdings, Ltd.	168,537	30,855
UMS Integration, Ltd.	101,312	77,990
United Overseas Insurance, Ltd.	2,400	12,717
UOB-Kay Hian Holdings, Ltd.	116,026	138,646
Venture Corp., Ltd.	36,000	346,055
Vicom, Ltd.	26,000	25,625
Wee Hur Holdings, Ltd.	102,000	34,320
Wing Tai Holdings, Ltd.	75,117	71,262
Yeo Hiap Seng, Ltd.	9,032	3,975
South Africa 0.0%		189,923
Pan African Resources PLC	432,806	189,923
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Spain 2.5%		$12,886,010
Acciona SA	2,735	347,976
Acerinox SA	37,508	376,970
Aedas Homes SA (D)	2,347	61,641
Almirall SA	17,158	160,456
Amper SA (A)(B)	414,671	46,040
Atresmedia Corp. de Medios de Comunicacion SA	19,771	95,004
Audax Renovables SA (A)	31,673	55,649
Azkoyen SA	4,660	30,380
Banco de Sabadell SA	964,076	1,817,799
Bankinter SA	166,477	1,316,940
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
CIE Automotive SA	9,455	250,963
Construcciones y Auxiliar de Ferrocarriles SA	4,008	139,403
Corp ACCIONA Energias Renovables SA	930	19,943
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	26,250
Ebro Foods SA	10,721	181,311
eDreams ODIGEO SA (A)	18,118	133,287
Elecnor SA	10,333	222,183
Enagas SA (B)	38,838	532,883
Ence Energia y Celulosa SA (B)	35,093	102,466
Ercros SA	20,973	78,122
Faes Farma SA	73,009	274,240
Fluidra SA	18,959	495,616
Fomento de Construcciones y Contratas SA	5,274	50,734
Gestamp Automocion SA (B)(D)	33,247	90,789
Global Dominion Access SA (B)(D)	20,323	57,437
Grenergy Renovables SA (A)	473	14,391
Grifols SA (A)	27,872	254,163
Grupo Catalana Occidente SA	9,419	360,893
Grupo Empresarial San Jose SA	6,214	30,616
Iberpapel Gestion SA	3,003	58,911
Indra Sistemas SA (B)	25,348	446,366
Inmocemento SA (A)	5,274	17,556
Laboratorios Farmaceuticos Rovi SA	6,474	441,101
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	141,607	160,712
Logista Integral SA	13,623	435,981
Mapfre SA (B)	195,754	508,880
Melia Hotels International SA	24,485	175,159
Miquel y Costas & Miquel SA	3,997	52,841
Neinor Homes SA (A)(D)	7,385	118,308
Obrascon Huarte Lain SA (A)(B)	78,906	24,240
Oryzon Genomics SA (A)	5,490	8,947
Pharma Mar SA (A)	3,479	287,381
Prim SA	3,271	34,563
Promotora de Informaciones SA, Class A (A)	66,046	23,952
Prosegur Cash SA (D)	84,840	47,069
Realia Business SA	115,998	122,428
Renta 4 Banco SA	1,156	15,392
Sacyr SA	98,140	320,740
Solaria Energia y Medio Ambiente SA (A)(B)	18,688	178,999
Talgo SA (A)(B)(D)	24,045	89,914
Tecnicas Reunidas SA (A)	11,541	135,504
Tubacex SA (B)	26,778	97,382
Tubos Reunidos SA (A)(B)	19,513	10,580
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Spain (continued)
Unicaja Banco SA (B)(D)	255,333	$328,520
Vidrala SA	5,190	515,238
Viscofan SA	9,366	604,801
Sweden 2.7%		14,132,552
AcadeMedia AB (D)	24,393	133,381
AddLife AB, B Shares	15,772	192,653
AddNode Group AB	29,043	267,920
AFRY AB	16,879	234,947
Alimak Group AB (D)	15,592	170,637
Alleima AB	28,698	201,259
Alligo AB, Class B	5,813	62,647
Ambea AB (D)	18,952	167,089
Annehem Fastigheter AB, B Shares (A)	14,364	21,979
AQ Group AB	13,675	166,764
Arise AB	4,393	14,882
Arjo AB, B Shares	55,265	174,119
Attendo AB (D)	27,331	121,913
Beijer Alma AB	12,036	190,040
Bergman & Beving AB	8,631	210,179
Betsson AB, B Shares (A)	32,192	412,740
BHG Group AB (A)	7,065	12,106
Bilia AB, A Shares	17,186	193,431
Billerud AB	13,176	115,551
BioGaia AB, B Shares	2,906	28,563
BioInvent International AB (A)	3,241	12,803
Bjorn Borg AB (A)	3,433	15,746
Bonava AB, B Shares (A)	76,246	53,784
Boozt AB (A)(D)	3,836	38,665
Bravida Holding AB (D)	8,786	63,571
Bufab AB	7,728	289,658
Bulten AB	5,708	35,885
Bure Equity AB	5,411	183,049
Byggmax Group AB	19,580	78,963
Catella AB	11,079	29,438
Cellavision AB	4,258	85,529
Cibus Nordic Real Estate AB	4,232	67,776
Clas Ohlson AB, B Shares	12,179	220,428
Cloetta AB, B Shares	55,240	131,887
Coor Service Management Holding AB (D)	27,734	85,646
Corem Property Group AB, B Shares	96,298	62,358
Corem Property Group AB, D Shares	1,649	37,971
CTT Systems AB	1,443	35,262
Dios Fastigheter AB	26,861	198,602
Dometic Group AB (D)	10,895	55,223
Dustin Group AB (A)(D)	75,735	32,755
Eastnine AB	17,823	79,085
Elanders AB, B Shares	4,037	33,482
Electrolux Professional AB, B Shares	56,300	361,825
Elekta AB, B Shares	6,368	38,017
Eltel AB (A)(D)	12,277	7,408
Enea AB (A)	5,690	51,315
Ependion AB	7,806	61,978
eWork Group AB	2,362	30,145
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Sweden (continued)
Fagerhult Group AB	11,083	$58,524
Fastighets AB Trianon (A)	12,708	26,946
Fastighetsbolaget Emilshus AB, B Shares (A)	980	4,395
FastPartner AB, A Shares	10,041	63,984
FormPipe Software AB	5,063	12,014
Granges AB	34,188	389,673
Green Landscaping Group AB (A)(D)	1,280	8,263
Hanza AB	2,882	17,631
Heba Fastighets AB, Class B	20,376	60,044
HMS Networks AB (B)	5,699	204,018
Hoist Finance AB (A)(D)	12,254	101,718
Humana AB (A)	11,614	39,132
Instalco AB	50,540	142,711
Inwido AB	14,469	242,933
ITAB Shop Concept AB	7,377	15,213
JM AB	16,432	264,417
John Mattson Fastighetsforetagen AB (A)	1,705	9,394
Karnov Group AB (A)	22,617	168,737
K-fast Holding AB (A)	18,688	33,821
KNOW IT AB	7,687	95,072
Lime Technologies AB	2,893	99,084
Lindab International AB	22,579	471,342
Loomis AB	4,945	151,507
Medcap AB (A)	2,009	101,640
Medicover AB, B Shares	745	12,052
MEKO AB	11,489	140,570
Micro Systemation AB, Class B	896	4,145
Modern Times Group MTG AB, B Shares (A)	25,418	214,629
Momentum Group AB	8,406	135,563
NCAB Group AB	33,765	176,750
NCC AB, B Shares	22,559	337,282
Nederman Holding AB	3,389	68,163
Net Insight AB, B Shares (A)	57,222	36,837
New Wave Group AB, B Shares	26,181	232,333
Nilorngruppen AB, B Shares	1,816	11,294
Nobia AB (A)	160,668	55,022
Nolato AB, B Shares	50,275	248,988
Nordic Paper Holding AB	6,952	31,765
Nordic Waterproofing Holding AB	7,761	116,439
Norion Bank AB (A)	12,523	45,252
Note AB (A)(B)	5,236	61,980
NP3 Fastigheter AB	7,846	185,740
Nyfosa AB	34,084	341,012
OEM International AB, B Shares	19,305	209,088
Orron Energy AB (A)	38,699	24,164
Ovzon AB (A)	5,064	6,496
Peab AB, Class B	26,336	193,775
Platzer Fastigheter Holding AB, Series B	15,775	127,380
Prevas AB, B Shares	1,258	12,789
Pricer AB, B Shares (A)	55,282	61,693
Proact IT Group AB	7,553	91,775
Probi AB (B)	430	13,687
Ratos AB, B Shares	52,362	152,894
RaySearch Laboratories AB	7,197	137,395
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
Rejlers AB	2,462	$31,806
Rottneros AB	30,661	26,300
RVRC Holding AB	7,515	27,254
Scandi Standard AB	14,660	111,979
Scandic Hotels Group AB (A)(D)	36,715	227,845
Sdiptech AB, Class B (A)	2,539	53,267
Sedana Medical AB (A)	11,546	13,607
Sensys Gatso Group AB (A)	2,799	12,719
Sinch AB (A)(D)	108,531	198,830
Sintercast AB	1,910	18,654
SkiStar AB	11,299	174,141
Softronic AB, B Shares	8,843	19,770
Solid Forsakring AB	4,033	29,716
Stendorren Fastigheter AB (A)	3,938	75,141
Stillfront Group AB (A)	79,456	53,543
Storskogen Group AB, Class B	171,341	177,273
Synsam AB	6,772	27,319
Systemair AB	22,552	189,218
Tethys Oil AB (A)	8,103	42,688
TF Bank AB (A)	1,974	62,877
Troax Group AB	10,910	208,667
Truecaller AB, Class B	4,358	19,656
VBG Group AB, B Shares	6,568	174,475
Vitec Software Group AB, B Shares	5,912	264,944
Volati AB	3,453	29,838
XANO Industri AB, Class B	3,940	20,806
Switzerland 7.8%		41,192,975
Accelleron Industries AG	19,018	1,068,255
Adecco Group AG	27,262	727,994
Allreal Holding AG	3,628	666,737
ALSO Holding AG	2,082	555,467
Aluflexpack AG (A)	644	11,053
APG SGA SA	455	101,822
Arbonia AG	14,657	189,705
Aryzta AG (A)	244,668	426,087
Ascom Holding AG	7,226	34,104
Autoneum Holding AG (B)	972	113,980
Avolta AG (A)	6,956	258,196
Baloise Holding AG	6,416	1,219,179
Banque Cantonale de Geneve, Bearer Shares	732	206,690
Banque Cantonale Vaudoise	1,388	137,747
Barry Callebaut AG	176	268,862
Belimo Holding AG	2,455	1,645,934
Bell Food Group AG	615	185,130
Bellevue Group AG	2,069	28,436
Berner Kantonalbank AG	1,202	316,317
BKW AG	1,533	263,768
Bossard Holding AG, Class A	1,500	339,854
Bucher Industries AG	1,659	642,146
Burckhardt Compression Holding AG	774	580,596
Burkhalter Holding AG	621	64,598
Bystronic AG	390	148,218
Calida Holding AG	99	2,767
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Switzerland (continued)
Carlo Gavazzi Holding AG	231	$51,987
Cavotec SA (A)	16,419	28,008
Cembra Money Bank AG	7,869	724,996
Cicor Technologies, Ltd. (A)	495	33,163
Cie Financiere Tradition SA, Bearer Shares	884	161,759
Clariant AG (A)	50,906	614,859
Coltene Holding AG (A)	976	55,335
CPH Group AG	331	25,633
Daetwyler Holding AG, Bearer Shares	1,591	248,755
DKSH Holding AG	8,853	658,822
DocMorris AG (A)(B)	2,147	73,260
dormakaba Holding AG	881	668,315
EDAG Engineering Group AG	3,415	26,243
EFG International AG (A)	25,645	349,853
Emmi AG	606	530,421
Feintool International Holding AG (B)	1,968	35,124
Fenix Outdoor International AG	1,012	59,584
Flughafen Zurich AG	4,980	1,185,518
Forbo Holding AG	262	232,093
Fundamenta Real Estate AG (A)	6,335	114,655
Galenica AG (D)	12,549	1,092,449
GAM Holding AG (A)	32,436	4,043
Georg Fischer AG	21,698	1,685,084
Glarner Kantonalbank	403	9,648
Gurit Holding AG, Bearer Shares	827	10,653
Helvetia Holding AG	8,960	1,571,477
Hiag Immobilien Holding AG	1,255	117,746
Highlight Communications AG, Bearer Shares (A)	4,309	5,508
Huber + Suhner AG	4,293	366,816
Hypothekarbank Lenzburg AG	17	76,396
Implenia AG	3,410	113,311
Ina Invest Holding AG (A)	1,963	49,061
Inficon Holding AG	470	547,209
International Workplace Group PLC	203,527	432,310
Interroll Holding AG	179	441,858
Intershop Holding AG	1,455	203,430
Investis Holding SA	998	124,050
Jungfraubahn Holding AG	1,295	247,646
Kardex Holding AG	1,782	554,273
Komax Holding AG	774	100,213
Kongsberg Automotive ASA (A)(B)	142,572	19,440
Kudelski SA, Bearer Shares (A)	14,739	21,187
Landis+Gyr Group AG (A)	6,564	477,087
LEM Holding SA	87	77,313
Luzerner Kantonalbank AG	4,929	356,411
Medacta Group SA (D)	1,810	227,054
medmix AG (D)	6,126	59,816
Meier Tobler Group AG	1,260	38,425
Metall Zug AG, B Shares	57	72,549
Mikron Holding AG	1,756	27,907
Mobilezone Holding AG	10,980	174,225
Mobimo Holding AG	2,004	651,899
Naturenergie Holding AG	4,094	160,369
Novavest Real Estate AG (A)	1,200	47,146
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
OC Oerlikon Corp. AG	45,476	$193,576
Orascom Development Holding AG (A)	6,368	28,966
Orell Fuessli AG	223	19,436
Orior AG	1,596	74,592
Phoenix Mecano AG	226	118,141
Plazza AG, Class A	271	101,195
PSP Swiss Property AG	12,706	1,852,830
Relief Therapeutics Holding AG (A)	1,591	9,065
Rieter Holding AG	771	75,691
Romande Energie Holding SA	3,703	180,778
Schweiter Technologies AG	269	124,417
SFS Group AG	4,572	663,025
Siegfried Holding AG (A)	1,133	1,433,258
SIG Group AG (A)	25,999	515,429
SKAN Group AG	1,185	100,087
Softwareone Holding AG (A)	13,093	115,510
St. Galler Kantonalbank AG	754	364,741
Stadler Rail AG (B)	5,468	120,660
Sulzer AG	5,655	852,683
Swiss Prime Site AG	18,104	2,001,430
Swissquote Group Holding SA	3,306	1,300,859
Tecan Group AG	523	125,020
Temenos AG	13,690	901,409
Thurgauer Kantonalbank	252	36,045
TX Group AG	832	151,483
u-blox Holding AG (A)	1,824	143,446
Valiant Holding AG	4,361	519,831
Varia US Properties AG	1,653	50,860
Vaudoise Assurances Holding SA	84	44,959
Vetropack Holding AG	3,874	116,072
Vontobel Holding AG	7,185	474,256
VZ Holding AG	4,134	684,357
V-ZUG Holding AG (A)	707	39,626
Walliser Kantonalbank	1,001	125,541
Warteck Invest AG	80	161,414
Ypsomed Holding AG	990	402,745
Zehnder Group AG	2,339	122,473
Zueblin Immobilien Holding AG (A)	324	11,461
Zug Estates Holding AG, B Shares	91	207,635
Zuger Kantonalbank AG, Bearer Shares	41	381,939
Taiwan 0.0%		69,295
FIT Hon Teng, Ltd. (A)(B)(D)	168,000	69,295
United Arab Emirates 0.0%		43,606
Gulf Marine Services PLC (A)	60,506	12,280
Shelf Drilling, Ltd. (A)(B)(D)	33,573	31,326
United Kingdom 11.5%		60,482,588
4imprint Group PLC	7,346	473,046
A.G. Barr PLC	28,954	227,733
abrdn PLC	140,419	251,991
Accesso Technology Group PLC (A)	5,085	35,209
Advanced Medical Solutions Group PLC	30,228	81,992
Airtel Africa PLC (D)	93,028	124,947
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
United Kingdom (continued)
AJ Bell PLC	77,473	$468,036
Alfa Financial Software Holdings PLC (D)	28,797	80,896
Alliance Pharma PLC (A)	126,363	73,975
Anglo-Eastern Plantations PLC	8,673	73,361
AngloGold Ashanti PLC	21,810	543,938
AO World PLC (A)	43,823	59,588
Ashmore Group PLC	82,501	184,064
Ashtead Technology Holdings PLC	11,167	78,272
Aston Martin Lagonda Global Holdings PLC (A)(B)(D)	11,597	15,675
Auction Technology Group PLC (A)(B)	9,742	64,067
Avon Technologies PLC	5,087	91,408
Babcock International Group PLC	138,565	905,916
Bakkavor Group PLC (D)	42,021	73,602
Balfour Beatty PLC	127,703	731,688
Bank of Georgia Group PLC	9,064	540,900
Barratt Redrow PLC	50,508	275,068
Beazley PLC	108,654	1,073,476
Begbies Traynor Group PLC	38,310	43,355
Bellway PLC	32,030	1,022,558
Benchmark Holdings PLC (A)	779	376
Bloomsbury Publishing PLC	29,771	251,381
Bodycote PLC	48,442	382,125
Boohoo Group PLC (A)(B)	177,953	76,130
BRAEMAR PLC	7,806	25,036
Breedon Group PLC	42,940	252,137
Bridgepoint Group PLC (D)	30,111	133,085
Britvic PLC	67,260	1,104,874
Brooks Macdonald Group PLC	2,126	43,887
Bytes Technology Group PLC	46,528	268,499
Camellia PLC (A)	237	13,355
Capricorn Energy PLC	22,812	68,874
Card Factory PLC	79,126	89,647
Carillion PLC (A)(C)	114,263	13,943
Carr’s Group PLC	23,815	35,587
Castings PLC	13,200	42,920
Central Asia Metals PLC	46,495	96,033
Chemring Group PLC	63,631	287,136
Chesnara PLC	47,613	152,753
City of London Investment Group PLC	2,827	14,043
Clarkson PLC	8,406	426,002
Close Brothers Group PLC (A)	38,307	109,090
CMC Markets PLC (D)	34,310	120,563
Coats Group PLC	421,421	516,746
Cohort PLC	2,227	29,181
Computacenter PLC	22,533	638,568
ConvaTec Group PLC (D)	65,580	196,697
Costain Group PLC	46,052	60,659
Cranswick PLC	14,525	916,685
Crest Nicholson Holdings PLC	68,001	143,214
Currys PLC (A)	251,815	255,164
CVS Group PLC	13,736	149,000
De La Rue PLC (A)	37,060	48,070
DFS Furniture PLC	54,530	96,176
Dialight PLC (A)(B)	10,395	13,361
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Direct Line Insurance Group PLC	168,121	$501,909
DiscoverIE Group PLC	18,374	145,917
Domino’s Pizza Group PLC	102,930	445,923
dotdigital Group PLC (B)	80,240	94,243
Dowlais Group PLC	36,823	27,771
Dr. Martens PLC	60,207	52,906
Drax Group PLC	99,620	846,076
DS Smith PLC	14,300	106,022
Dunelm Group PLC	30,589	445,739
ECORA RESOURCES PLC	60,997	50,781
EKF Diagnostics Holdings PLC (A)	106,847	34,655
Elementis PLC	160,685	272,136
Endeavour Mining PLC	24,749	491,957
Energean PLC	31,946	411,210
EnQuest PLC (A)	492,057	70,060
Epwin Group PLC	19,976	27,707
Essentra PLC	74,124	136,634
FD Technologies PLC (A)	1,368	35,183
FDM Group Holdings PLC	23,202	95,609
Firstgroup PLC	167,389	322,559
Foresight Group Holdings, Ltd.	3,978	21,138
Forterra PLC (D)	55,975	127,377
Foxtons Group PLC	98,524	75,282
Frasers Group PLC (A)	29,741	279,145
Fuller Smith & Turner PLC, Class A	9,009	75,686
Funding Circle Holdings PLC (A)(D)	33,089	59,515
Future PLC	8,317	95,536
Galliford Try Holdings PLC	30,716	147,719
Games Workshop Group PLC	7,896	1,420,624
Gamma Communications PLC	21,943	440,818
GB Group PLC	33,209	159,917
Genel Energy PLC (A)	50,897	55,047
Genuit Group PLC	76,791	396,439
Gooch & Housego PLC	2,166	12,643
Goodwin PLC	572	49,929
Grainger PLC	161,516	481,900
Greggs PLC	26,234	902,730
Gulf Keystone Petroleum, Ltd.	54,464	102,713
H&T Group PLC	5,754	26,327
Halfords Group PLC	57,249	109,373
Harbour Energy PLC	138,121	455,796
Hargreaves Services PLC	890	6,157
Harworth Group PLC	23,538	51,987
Hays PLC	390,329	390,936
Headlam Group PLC	26,696	45,004
Helical PLC	18,726	47,153
Helios Towers PLC (A)	187,834	235,281
Henry Boot PLC (B)	32,871	96,178
Hill & Smith PLC	24,021	631,013
Hilton Food Group PLC	20,507	236,360
Hollywood Bowl Group PLC	47,261	192,520
Howden Joinery Group PLC	24,844	258,355
Hunting PLC	38,806	149,548
Ibstock PLC (D)	96,676	229,443
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
United Kingdom (continued)
IDOX PLC (B)	44,603	$36,084
IG Group Holdings PLC	67,542	823,123
IMI PLC	27,110	628,028
Impax Asset Management Group PLC	20,876	88,658
Inchcape PLC	96,372	944,446
Indivior PLC (A)	7,804	87,998
IntegraFin Holdings PLC	62,970	315,276
International Distribution Services PLC	136,823	621,529
International Personal Finance PLC	59,285	100,052
iomart Group PLC	31,934	36,175
IP Group PLC (A)	277,752	154,995
IQE PLC (A)(B)	162,822	25,017
ITV PLC	802,939	743,103
J.D. Wetherspoon PLC	23,201	189,590
James Fisher & Sons PLC (A)	13,980	52,631
James Halstead PLC	80,865	185,311
JET2 PLC	43,228	866,064
John Wood Group PLC (A)	169,762	114,320
Johnson Matthey PLC	22,088	382,116
Johnson Service Group PLC	91,766	168,194
Jupiter Fund Management PLC	117,807	125,321
Just Group PLC	274,134	499,727
Kainos Group PLC	23,106	228,318
Keller Group PLC	20,925	395,756
Kier Group PLC	111,930	208,283
Kitwave Group PLC	3,781	15,354
Knights Group Holdings PLC	2,146	2,968
Lancashire Holdings, Ltd.	61,309	495,112
Learning Technologies Group PLC	87,165	100,793
Liontrust Asset Management PLC (B)	16,912	94,111
LSL Property Services PLC	26,351	86,301
Luceco PLC (D)	29,077	47,450
M&G PLC	29,425	74,240
Macfarlane Group PLC	27,112	36,211
Man Group PLC	303,599	812,746
Marks & Spencer Group PLC	58,438	284,863
Marshalls PLC	31,755	128,115
Marston’s PLC (A)	196,672	97,811
McBride PLC (A)	46,661	65,209
ME Group International PLC	57,572	160,433
Mears Group PLC	29,550	137,416
Metro Bank Holdings PLC (A)	15,668	20,767
Midwich Group PLC	7,442	27,165
Mitchells & Butlers PLC (A)	71,203	223,374
Mitie Group PLC	310,230	430,420
MJ Gleeson PLC	15,749	101,433
Mobico Group PLC (A)	144,614	159,937
MONY Group PLC	127,250	317,338
Moonpig Group PLC (A)	53,179	169,289
Morgan Advanced Materials PLC	77,362	261,570
Morgan Sindall Group PLC	13,675	662,696
Mortgage Advice Bureau Holdings, Ltd.	8,227	65,867
MP Evans Group PLC	6,022	75,267
NCC Group PLC	81,319	164,288
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Next 15 Group PLC	23,383	$127,299
Ninety One PLC	74,259	151,189
Norcros PLC	22,835	73,211
Ocado Group PLC (A)	55,042	221,386
Odfjell Technology, Ltd.	4,072	17,314
On the Beach Group PLC (D)	5,789	12,349
OSB Group PLC	96,816	494,031
Oxford Instruments PLC	12,605	331,111
Pagegroup PLC	80,527	369,451
Paragon Banking Group PLC	67,724	650,893
PayPoint PLC	5,618	58,566
Pennon Group PLC	36,580	280,766
Persimmon PLC	48,445	776,061
Pets at Home Group PLC	119,700	354,124
Pharos Energy PLC	103,615	28,717
Phoenix Spree Deutschland, Ltd. (A)	5,180	11,403
Pinewood Technologies Group PLC	19,985	87,338
Polar Capital Holdings PLC	24,577	168,881
Porvair PLC	10,112	84,310
Premier Foods PLC	176,877	440,047
PZ Cussons PLC	60,104	60,855
QinetiQ Group PLC	135,285	715,319
Quilter PLC (D)	362,248	693,356
Rank Group PLC	69,151	76,593
Rathbones Group PLC	10,938	231,834
Reach PLC	92,287	104,592
Record PLC	16,553	12,834
Renew Holdings PLC	17,714	234,382
Renewi PLC	21,235	219,575
Ricardo PLC	16,408	83,888
Rightmove PLC	34,364	282,522
Robert Walters PLC	18,372	80,986
Rotork PLC	186,741	790,411
RS GROUP PLC	61,841	562,489
RWS Holdings PLC	12,808	25,101
S&U PLC	1,096	20,105
S4 Capital PLC (A)	8,658	3,982
Sabre Insurance Group PLC (D)	64,104	106,995
Saga PLC (A)	22,153	32,082
Savannah Energy PLC (A)(C)	124,942	41,733
Savills PLC	37,918	518,813
Senior PLC	103,878	191,999
Serco Group PLC	258,580	516,205
Serica Energy PLC	15,012	24,570
Severfield PLC	94,265	58,126
SIG PLC (A)(B)	219,428	53,943
SigmaRoc PLC (A)	105,754	104,061
Smiths News PLC	42,303	33,518
Softcat PLC	33,287	669,139
Spectris PLC	10,741	346,439
Speedy Hire PLC	130,012	51,967
Spire Healthcare Group PLC (D)	74,587	213,860
Spirent Communications PLC (A)	166,813	363,661
SSP Group PLC	179,576	365,867
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
United Kingdom (continued)
St. James’s Place PLC	40,689	$467,525
SThree PLC	36,677	167,104
Studio Retail Group PLC (A)(C)	18,987	27,784
STV Group PLC	8,849	25,362
Synthomer PLC (A)	37,723	80,165
Tate & Lyle PLC	72,032	675,322
Tatton Asset Management PLC	9,513	83,993
Team Internet Group PLC	43,466	44,820
Telecom Plus PLC	19,456	445,706
The Berkeley Group Holdings PLC	2,210	116,796
The Gym Group PLC (A)(D)	43,118	87,254
The Vitec Group PLC (A)	19,063	62,536
THG PLC (A)(B)	92,840	56,506
TI Fluid Systems PLC (D)	31,818	77,937
Topps Tiles PLC	62,375	31,696
TORM PLC, Class A (B)	9,712	205,461
TP ICAP Group PLC	185,895	621,471
Trainline PLC (A)(D)	6,776	35,113
Travis Perkins PLC	41,346	400,197
Trellus Health PLC (A)	6,575	52
Tribal Group PLC	40	24
Trifast PLC	32,876	35,594
TT Electronics PLC	64,139	95,781
Tullow Oil PLC (A)	306,885	80,728
Vanquis Banking Group PLC	58,150	33,864
Vertu Motors PLC	80,254	61,390
Vesuvius PLC	60,343	320,018
Victorian Plumbing Group PLC	4,789	7,343
Victrex PLC	13,148	144,400
Vistry Group PLC (A)	88,440	738,878
Volex PLC	35,475	130,206
Volution Group PLC	50,770	359,549
Vp PLC (B)	3,980	30,319
Watches of Switzerland Group PLC (A)(D)	56,394	333,900
Watkin Jones PLC (A)	61,285	16,918
WH Smith PLC	24,690	386,648
Wickes Group PLC	63,740	119,769
Wilmington PLC	8,311	42,939
Xaar PLC (A)	24,649	22,207
XPS Pensions Group PLC	20,570	94,602
Young & Co’s Brewery PLC	2,256	18,311
Young & Co’s Brewery PLC, Class A (B)	5,978	73,819
Zigup PLC	59,232	285,912
Zotefoams PLC	4,703	21,417
United States 0.8%		4,254,693
ADTRAN Holdings, Inc. (A)	6,135	51,681
Alcoa Corp., CHESS Depositary Interest	8,519	396,814
Aura Minerals, Inc.	700	8,230
Burford Capital, Ltd.	47,546	641,233
Diversified Energy Company PLC	12,119	197,331
Energy Fuels, Inc. (A)(B)	7,234	52,703
Primo Brands Corp., Class A	42,661	1,216,692
PureTech Health PLC (A)	49,238	104,686
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
PureTech Health PLC, ADR (A)(B)	387	$8,870
REC Silicon ASA (A)(B)	33,757	12,861
Reliance Worldwide Corp., Ltd.	200,569	717,281
Samsonite International SA (D)	228,600	621,468
SSR Mining, Inc. (A)	23,540	137,200
SunOpta, Inc. (A)	9,939	77,095
VAALCO Energy, Inc.	1	5

Viemed Healthcare, Inc. (A)	1,216	10,543
Preferred securities 0.3%		$1,744,017
(Cost $1,506,950)
Germany 0.3%		1,744,017
Draegerwerk AG & Company KGaA	2,047	94,463
Einhell Germany AG	571	38,593
FUCHS SE	19,467	875,355
Jungheinrich AG	13,048	345,030
Sixt SE	4,486	255,131

STO SE & Company KGaA	753	87,520
Villeroy & Boch AG	2,936	47,925
Rights 0.0%		$24,042
(Cost $77,842)
APERAM SA (Expiration Date: 12-9-24) (A)(E)	11,360	6,002
Channel Infrastructure NZ, Ltd. (Expiration Date: 12-10-24; Strike Price: NZD 1.60) (A)	3,580	382
doValue SpA (Expiration Date: 12-13-24; Strike Price: EUR 0.88) (A)(B)	2,304	3,287
Elders, Ltd. (Expiration Date: 12-16-24; Strike Price: AUD 7.85) (A)	8,899	0
Elica SpA (Expiration Date: 12-2-24; Strike Price: EUR 1.91) (A)(B)	10,005	0
Intercell AG (A)(C)(E)	8,699	0
Viscofan SA (Expiration Date: 12-19-24) (A)(B)(E)	9,366	14,371
Warrants 0.0%		$3,786
(Cost $0)
APAC Resources, Ltd. (Strike Price: HKD 1.20) (A)(E)	48,436	0
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	1,095	4
Webuild SpA (Expiration Date: 8-31-30) (A)(E)	5,704	3,782

	Yield (%)	Shares	Value
Short-term investments 3.5%			$18,692,609
(Cost $18,682,556)
Short-term funds 3.5%			18,692,609
John Hancock Collateral Trust (F)	4.4849(G)	1,868,756	18,692,609

Total investments (Cost $454,979,732) 102.0%	$536,069,629
Other assets and liabilities, net (2.0%)	(10,682,452)
Total net assets 100.0%	$525,387,177

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
NZD	New Zealand Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $17,300,196.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following sector composition as a percentage of net assets on 11-30-24:
Industrials	24.4%
Financials	14.8%
Consumer discretionary	12.0%
Materials	11.8%
Information technology	8.3%
Consumer staples	6.1%
Health care	5.3%
Energy	4.9%
Real estate	4.5%
Communication services	3.5%
Utilities	2.9%
Short-term investments and other	1.5%
TOTAL	100.0%
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	27	Long	Dec 2024	$3,264,143	$3,147,120	$(117,023)
						$(117,023)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$36,409,668	$770,663	$35,477,913	$161,092
Austria	6,665,527	—	6,665,527	—
Belgium	8,186,621	—	8,186,621	—
Bermuda	1,072,359	12,611	1,059,748	—
Cambodia	139,646	—	139,646	—
Canada	57,529,543	57,273,520	255,925	98
Chile	10,880	10,880	—	—
China	59,833	—	59,833	—
Cyprus	75,733	—	75,733	—
Denmark	13,987,228	—	13,987,228	—
Faeroe Islands	31,990	—	31,990	—
Finland	12,417,252	—	12,417,252	—
France	25,541,674	31,316	25,510,358	—
Georgia	402,486	—	402,486	—
Germany	27,923,563	—	27,923,563	—
Greece	62,312	—	62,277	35
Greenland	31,069	—	31,069	—
72	|

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Hong Kong	$8,892,071	$6,010	$8,865,808	$20,253
Ireland	2,673,443	—	2,673,443	—
Isle of Man	612,327	—	612,327	—
Israel	6,311,151	95,589	6,215,562	—
Italy	21,514,276	—	21,514,276	—
Japan	124,875,746	—	124,875,746	—
Jordan	514,158	—	514,158	—
Liechtenstein	364,610	—	364,610	—
Luxembourg	1,984,539	—	1,984,539	—
Macau	90,183	—	90,183	—
Malaysia	51,765	—	51,765	—
Malta	12,042	—	12,042	—
Mexico	145,032	—	145,032	—
Monaco	45,817	—	45,817	—
Mongolia	121,738	—	121,738	—
Netherlands	9,843,348	—	9,843,348	—
New Zealand	1,883,424	—	1,883,424	—
Norway	3,800,903	32,372	3,768,531	—
Peru	293,380	—	293,380	—
Philippines	8,140	—	8,140	—
Poland	240,455	—	240,455	—
Portugal	2,202,895	—	2,202,895	—
Singapore	5,324,706	—	5,290,256	34,450
South Africa	189,923	—	189,923	—
Spain	12,886,010	—	12,886,010	—
Sweden	14,132,552	—	14,132,552	—
Switzerland	41,192,975	—	41,192,975	—
Taiwan	69,295	—	69,295	—
United Arab Emirates	43,606	—	43,606	—
United Kingdom	60,482,588	1,035,895	59,363,233	83,460
United States	4,254,693	1,511,338	2,743,355	—
Preferred securities	1,744,017	—	1,744,017	—
Rights	24,042	17,658	6,384	—
Warrants	3,786	4	3,782	—
Short-term investments	18,692,609	18,692,609	—	—
Total investments in securities	$536,069,629	$79,490,465	$456,279,776	$299,388
Derivatives:
Liabilities
Futures	$(117,023)	$(117,023)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,868,756	$30,369,086	$21,861,994	$(33,546,710)	$4,418	$3,821	$89,422	—	$18,692,609
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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